Federated Investors
World-Class Investment Manager

Federated Limited Term Fund

A Portfolio of Federated Fixed Income Securities, Inc.

11TH SEMI-ANNUAL REPORT

May 31, 2002

Established 1991

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Limited Term Fund

President's Message

Dear Shareholder:

Federated Limited Term Fund was created in 1991, and I am pleased to present its 11th Semi-Annual Report. The fund's assets totaled $386.8 million on May 31, 2002. This short-term bond fund holds securities with maturities between money market funds (i.e., 40-60 days) and longer term bond issues. As a result, shareholders can generally expect a higher level of income than money market fund instruments,1 and a lower level of income than longer term bond funds.

This report covers the first half of the fund's fiscal year, which is the six-month period from December 1, 2001 through May 31, 2002. It begins with an interview with the fund's portfolio manager, Randall S. Bauer, who co-manages the fund with Robert E. Cauley, both Vice Presidents of Federated Investment Management Company. Following their discussion are three additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

In a market where generous income from short-term instruments is very appealing, this high-quality, short-term bond fund delivered competitive performance versus its peers and has outperformed cash investment alternatives. Individual share class total return performance for the reporting period, including income distributions, follows.2

	Total Return	Income Distributions	Net Asset Value Change
Class A Shares	0.94%	$0.219	$9.51 to $9.38 = (1.37)%
Class F Shares	0.99%	$0.224	$9.51 to $9.38 = (1.37)%

1 Unlike money market funds which seek to maintain a stable $1.00 share value, this fund's shares will fluctuate in value.

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were (0.11)% and (1.03)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Thank you for choosing Federated Limited Term Fund as a conservative way to pursue income through a diversified, high-quality portfolio of short-term securities. Remember, reinvesting your monthly dividends is a convenient way to build your account through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2002

Randall S. Bauer

Vice President

Federated Investment Management Company

Robert E. Cauley

Vice President

Federated Investment Management Company

Investment Review

What is your review of the short-term bond market during the first half of the fund's fiscal year?

During the reporting period, the downward trend in short-term interest rates, which characterized 2001, bottomed and began to reverse. After 11 reductions in the federal funds target rate to a level not seen in over 40 years (1.75%), the Federal Reserve Board (the "Fed") appears to have finished providing monetary stimulus to a weak U.S. economy. A look at recent economic data appears to indicate that the Fed has succeeded in its task, and that recovery has begun.

On the other hand, there appears to be limited concern for a quick increase in rates over the next few months. Price inflation continues to be well under control, which means that the Fed may still have the latitude to refrain from tightening monetary policy until later this year, if at all. Because of this, money market yields may remain low for some time even though short-term bond yields have been trending upward.

How did the fund perform in terms of total return and income?

Given the solid performance at the short end of the yield curve for high-quality debt securities, the fund was able to outperform the returns provided by cash alternatives for the reporting period. The fund slightly underperformed its peer group, the Lipper Short Investment Grade Debt Funds Average, which produced an average return for the period of 1.25%.1

The fund's Class A Shares delivered a total return of 0.94%, based on net asset value, and monthly dividends totaling $0.219 per share. The fund's Class F Shares produced a total return of 0.99%, based on net asset value, and paid monthly dividends totaling $0.224 per share.

The 30-day SEC yields for Class A and F Shares were 5.00% and 5.10%, respectively, on May 31, 2002.2

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

2 The 30-day SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

Have you made any changes to the fund's allocation to various types of securities?

There have been no major changes to portfolio composition during the reporting period. Some minor adjustments have been made; most notably the decisions to reduce duration and mildly increase credit exposure in anticipation of an economic expansion.3 Fund duration now stands at 1.4 years versus 1.7 years at the fund's November 30, 2001 fiscal year end. Moreover, high-yield exposure remained unchanged at 7%, and BBB-rated securities are now 22% of the portfolio versus 23%. Finally, corporate bonds account for 19% of the portfolio now versus 17% at November 30, 2001, as it is believed these securities will do better than like-rated asset-backed securities in the early stages of economic recovery.

What is the fund's quality composition and its top five holdings?

As of May 31, 2002, the quality breakdown of the fund was as follows:

Percentage of Net Assets
AAA	63%
AA	3%
A	6%
BBB	22%
BB or lower	7%

The top five holdings were:

Description/Coupon/Maturity	Percentage of Net Assets
Washington Mutual 2001-AR4, Class A2, 3.96%, Due 12/25/2031	1.7%
Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, Due 3/25/2031	1.4%
Peco Energy Transition Trust 1999-A, Class A4, 5.80%, Due 3/1/2007	1.3%
Fingerhut Master Trust 1998-2, Class A, 6.23%, Due 2/15/2007	1.3%
Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, Due 5/16/2005	1.3%
TOTAL	7.0%

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes than securities of shorter duration.

What is your outlook for the rest of 2002?

We expect short-term bond yields to be higher a year from now than they are today. This fact does not necessarily mean, however, that the short end of the yield curve will not be a reasonable place to invest over the next several months. The key for the short end of the yield curve from here is whether the substantial current yield differential offered by 1-3 year bond products will still outweigh the effect of these expected higher yields on net asset value, thus generating a better total return than one could obtain in a money market fund or similar alternative.4

We also believe the mild pace of the country's economic recovery may allow products like Federated Limited Term Fund to continue to provide an attractive haven between the extremely low yields available on cash alternatives (such as money market funds and short-term CDs) and the volatile world of higher risk investments like equities.5

4 Unlike money market mutual funds, which seek to maintain a $1.00 share price, the net asset value of this fund will fluctuate.

5 While stocks are more volatile than bonds, historically stocks have outperformed bonds over the long run.

Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--0.2%
		Government Agency--0.2%
$291,932	[1]	FHLMC, ARM 6.236%, 9/1/2019	$302,620
284,416	[1]	FHLMC, ARM 6.346%, 12/1/2018	292,997
133,335	[1]	FNMA, ARM 6.373%, 12/1/2020	135,071
64,021	[1]	FNMA, ARM 7.400%, 11/1/2017	66,251

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $790,367)	796,939

		ASSET-BACKED SECURITIES--51.3%
		Automobile--17.7%
5,000,000		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	5,050,000
1,526,170		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	1,560,067
3,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	3,091,827
2,500,000		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	2,552,875
3,000,000	[1]	Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	2,998,830
2,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	2,000,000
3,000,000		Daimler Chrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	3,095,940
5,000,000		Daimler Chrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	5,075,650
2,000,000		Daimler Chrysler Master Owner Trust 2002-A, Class A, 1.90%, 5/15/2007	2,000,000
2,000,000	[1]	Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	2,012,968
4,000,000		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	4,005,440
5,000,000	[2,3]	Hyundai Auto Receivables Trust 2001-A, Class A3, 4.47%, 3/15/2006	5,078,500
2,000,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	2,038,520
3,000,000	[2,3]	Long Beach Auto Receivables Trust 2001-A, Class A3, 5.198%, 3/13/2006	3,060,000
4,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	4,643,685
2,669,500		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	2,850,254
2,472,561		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	2,535,720
366,850		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	381,348
2,767,330		Mellon Auto Grantor Trust 2000-2, Class B, 6.67%, 7/15/2007	2,883,807
5,000,000		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	5,080,100
227,836	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	229,090
234,042	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	234,768
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automobile--continued
$173,634		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	$177,258
3,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	3,009,420
3,000,000		World Omni Automobile Receivables Trust 2001-B, Class A3, 3.79%, 11/21/2005	3,025,928

		TOTAL	68,671,995

		Credit Card--6.9%
649,297	[2]	Credit Card Merchant Voucher Receivables Master Trust 1996-A, Class A1, 6.25%, 12/1/2003	651,278
5,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	5,107,800
2,500,000	[1]	First Consumers Master Trust 2001-A, Class B, 2.94%, 9/15/2008	2,514,200
2,150,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	2,144,517
3,000,000		J.C. Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	3,086,610
3,000,000		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	3,002,220
4,000,000	[2,3]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	4,218,440
1,250,000		MBNA Master Credit Card Trust II 1997-F, Class A, 6.60%, 11/15/2004	1,252,425
1,000,000		MBNA Master Credit Card Trust II 2000-A, Class A, 7.35%, 7/16/2007	1,079,150
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,594,395
2,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	2,022,280

		TOTAL	26,673,315

		Home Equity Loan--16.1%
40,000,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	3,340,800
1,774,346	[1]	Ameriquest Mortgage Securities I 2001-2, Class NIM, 9.00%, 10/25/2031	1,759,442
2,815,296	[1]	Ameriquest Mortgage Securities I 2002-1, Class NIM, 9.50%, 6/25/2032	2,803,866
3,000,000		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	3,036,960
80,000,000		Centex Home Equity 2002-B, Class AIO, 6.00%, 11/25/2003	3,912,800
512,958	[1]	Chase Funding Mortgage Loan 1999-1, Class IIB, 4.59%, 6/25/2028	515,112
20,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2001-3, Class 1AIO, 6.00%, 9/25/2002	284,400
72,500,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2001-3, Class 2AIO, 6.00%, 9/25/2002	1,030,950
389,424		Cityscape Home Equity Loan Trust 1997-4, Class B, 7.94%, 10/25/2018	397,794
3,055,000		Conseco Finance 2001-B, Class 1A3, 5.808%, 6/15/2032	3,134,018
48,500,000		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	4,577,430
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$3,583,698		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	$3,731,096
162,154		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	165,288
26,000,000		Equity One ABS, Inc. 2001-3, Class AIO, 5.00%, 11/25/2003	2,730,000
2,245,638	[2]	First Franklin NIM Trust 2001-FF2, 8.35%, 11/25/2031	2,215,457
1,324,694	[1,2]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	1,318,812
3,927,202		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	4,070,702
478,013		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	474,815
2,200,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	1,621,150
2,000,000		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,297,040
158,433		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	162,953
470,478		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	478,829
2,669,920	[1]	Indymac Home Equity Loan Asset-Backed Trust 1998-A, Class AF4, 6.31%, 10/25/2029	2,736,801
1,300,000	[1]	Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.537%, 11/25/2030	1,349,569
18,038,000		Irwin Home Equity 2001-2, Class AIO, 10.00%, 3/25/2004	2,990,340
3,500,000		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	3,499,294
2,095,478	[2]	Long Beach Asset Holdings Corp. 2001-3, 7.87%, 9/25/2031	2,072,553
1,481,208		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	1,544,500
1,243,428	[2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,119,085
324,481	[2,3]	New Century Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	302,783
69,193	[2]	Option One Mortgage Securities Corp. 1999-4, Class CTF, 9.67%, 12/26/2029	69,193
1,258,403	[2]	Option One Mortgage Securities Corp. 2001-3, Class CTFS, 9.66%, 9/26/2031	1,259,340
1,646,754	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	1,566,376
139	[1]	Saxon Asset Securities Trust 1999-2, Class BV1A, 8.305%, 9/25/2020	139
395,632	[1]	Saxon Asset Securities Trust 2000-2, Class AV1, 2.10%, 7/25/2030	397,274
117,904		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 2/25/2015	117,809
56,984		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	56,939

		TOTAL	62,141,709

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--3.4%
$158,519		Green Tree Financial Corp. 1993-3, Class A6, 6.10%, 10/15/2018	$159,098
750,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	651,367
1,250,000		Green Tree Financial Corp. 1996-2, Class B1, 7.55%, 4/15/2027	1,007,284
2,631,916		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	2,726,270
2,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	2,091,532
826,833		Green Tree Financial Corp. 1998-2, Class A5, 6.24%, 11/1/2016	850,183
4,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	3,106,487
2,000,000	[2]	Merit Securities Corp. 12-1, Class 1B, 7.98%, 7/28/2033	1,942,180
500,000	[1]	Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.44%, 6/7/2016	496,661

		TOTAL	13,031,062

		Marine Receivable--0.2%
955,793		CIT Marine Trust 1999-A, Class A2, 5.80%, 4/15/2010	959,320

		Other--4.9%
127,318	[2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	82,757
5,000,000		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	5,071,575
321,368		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	326,234
3,050,000		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	3,118,447
35,644,709		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class APIO, 5.00%, 8/15/2025	2,738,583
1,000,000	[1,2]	Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 2.32%, 8/15/2025	820,000
2,765,929	[2]	FMAC Loan Receivables Trust 1997-A, Class AX, 2.56%, 4/15/2019	152,126
2,830,123	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	2,859,528
2,500,000	[1]	Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,545,825
1,050,000		Tobacco Settlement Revenue Management Authority, 2001-A, Class A, 7.666%, 5/15/2016	1,094,982

		TOTAL	18,810,057

		Utilities--2.1%
1,300,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	1,329,432
1,000,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,055,000
408,200		Peco Energy Transition Trust 1999-A, Class A2, 5.63%, 3/1/2005	415,298
5,000,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	5,209,400

		TOTAL	8,009,130

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $199,290,506)	198,296,588

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--11.2%
		Commercial Mortgage--0.0%
$3,399,814		First Union-Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.17%, 4/18/2029	$154,437

		Government Agency--1.7%
16,655,097		FHLMC (Series 2416), Class PI, 6.00%, 8/15/2012	1,678,008
4,048,919		FNMA (Series 302), Class 2, 6.00%, 6/1/2029	1,021,056
3,676,367		FNMA (Series 1998-73), Class A, 6.50%, 1/25/2029	3,719,160

		TOTAL	6,418,224

		Whole Loan--9.5%
811,610	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	695,452
828,766		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	826,806
586,875	[1]	Citicorp Mortgage Securities, Inc. 1992-18, Class A1, 5.778%, 11/25/2022	594,900
277,299	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	214,274
3,000,000	[1,2,3]	Harwood Street Funding I, LLC, 2001-1A, 3.70%, 9/20/2004	2,993,430
2,471,795		Headlands Mortgage Securities, Inc. 1997-1, Class B3, 7.75%, 3/25/2027	2,500,060
1,620,234		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	1,641,419
1,535,000	[1]	Mellon Residential Funding Corp. 1998-TBC1, Class B3, 6.59771%, 10/25/2028	1,529,965
535,000	[1,2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59771%, 10/25/2028	431,927
409,136		Norwest Asset Securities Corp. 1997-10, Class A4, 7.00%, 8/25/2027	416,435
4,229,552		PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, 3/25/2027	4,400,045
989,695		PNC Mortgage Securities Corp. 1999-9, Class 3A1, 7.22%, 10/25/2029	1,004,802
502,042	[1,2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.785454%, 10/26/2023	398,341
5,108,492		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	5,234,110
1,571,636		Residential Funding Mortgage Securities I, Inc. 1996-S1, Class A11, 7.10%, 1/25/2026	1,609,874
427,455		Residential Funding Mortgage Securities I, Inc. 1996-S25, Class M3, 7.75%, 12/25/2026	441,745
1,881,022		Residential Funding Mortgage Securities I, Inc. 1997-S17, Class A14, 7.00%, 11/25/2027	1,934,678
643,547	[1,2]	SMFC Trust Asset-Backed Certificates 1997-A, Class B1-4, 5.3323%, 1/28/2025	501,568
394,483		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	404,146
2,500,000		Washington Mutual 2001-AR2, Class A2, 4.52%, 11/25/2031	2,515,750
6,400,000		Washington Mutual 2001-AR4, Class A2, 3.96%, 12/25/2031	6,410,459

		TOTAL	36,700,186

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $43,351,636)	43,272,847

Principal Amount			Value
		CORPORATE BONDS--18.8%
		Aerospace & Defense--0.5%
$2,000,000		Raytheon Co., Note, 6.30%, 3/15/2005	$2,061,180

		Automotive--0.6%
1,000,000	[2,3]	Dana Credit Corp., Note, 7.25%, 12/16/2002	995,000
1,500,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	1,528,800

		TOTAL	2,523,800

		Banking--1.6%
3,000,000	[1]	J.P. Morgan Chase & Co., Sub. Note, 5.25%, 12/5/2009	2,967,243
2,175,000		Security Capital Group, Inc., Note, 6.95%, 6/15/2005	2,277,529
1,000,000		Wells Fargo & Co., Note, 6.50%, 9/3/2002	1,010,590

		TOTAL	6,255,362

		Beverage & Tobacco--0.3%
1,000,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,065,430

		Broadcast Radio & TV--1.5%
3,650,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	3,756,069
1,809,740	[1]	Fox Family Worldwide, Inc., Sr. Disc. Note, 10.25%, 11/1/2007	1,949,995

		TOTAL	5,706,064

		Building & Development--0.8%
3,000,000	[1]	Centex Corp., Senior Note, 3.698%, 10/22/2002	3,003,960

		Consumer Products--0.3%
1,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	1,115,000

		Ecological Services & Equipment--0.5%
2,000,000		Waste Management, Inc., Note, 6.625%, 7/15/2002	2,009,640

		Finance - Automotive--1.1%
2,000,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	2,047,400
2,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	2,032,760

		TOTAL	4,080,160

		Financial Intermediaries--0.7%
2,500,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	2,642,625

		Food & Drug Retailers--2.2%
2,000,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	2,103,260
4,000,000		Meyer (Fred), Inc., Company Guarantee, 7.375%, 3/1/2005	4,290,600
1,975,000		Safeway, Inc., 6.15%, 3/1/2006	2,045,231

		TOTAL	8,439,091

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--1.3%
$2,000,000	[4]	Fort James Corp., Note, 6.70%, 11/15/2003	$1,962,500
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,022,980
2,000,000	[1,2]	Weyerhaeuser Co., Note, 5.50%, 3/15/2005	2,035,260

		TOTAL	5,020,740

		Insurance--0.2%
750,000	[1]	HSB Capital I, Company Guarantee, 2.89%, 7/15/2027	706,815

		Oil & Gas--1.5%
3,000,000		Conoco, Funding Co., 5.45%, 10/15/2006	3,057,390
3,000,000	[2,3]	WCG Note Trust, Secd. Note, 8.25%, 3/15/2004	2,889,210

		TOTAL	5,946,600

		Real Estate--0.8%
3,000,000		EOP Operating LP, 7.375%, 11/15/2003	3,126,060

		Retailers--0.5%
2,000,000	[4]	Wal-Mart Stores, Inc., Note, 4.15%, 6/15/2005	2,011,160

		Telecommunications & Cellular--3.1%
2,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	2,048,660
3,000,000		Intermedia Communications, Inc., Sr. Sub. Note, Series B, 12.25%, 3/1/2009	1,365,000
4,860,000	[4]	Sprint Capital Corp., 5.875% - 7.625%, 6/10/2002 - 5/1/2004	4,741,757
2,000,000		U.S. West Communications, Inc., Note, 7.20%, 11/1/2004	1,912,500
2,000,000	[1,2]	Verizon Wireless, Inc., Note, 2.39%, 12/17/2003	2,001,060

		TOTAL	12,068,977

		Utilities--1.3%
2,000,000	[1]	Indiana Michigan Power Co., 2.523%, 9/3/2002	2,002,240
3,000,000		Fideicomoso Petacalco Topolo, Note, 8.125%, 12/15/2003	3,185,253

		TOTAL	5,187,493

		TOTAL CORPORATE BONDS (IDENTIFIED COST $74,367,452)	72,970,157

		MORTGAGE BACKED SECURITIES--1.2%
		Government Agency--1.2%
194,909		FHLMC, 6.00%, 4/1/2003	195,852
4,000,000		FNMA, 5.125%, 2/13/2004	4,125,680
313,397		GNMA, 8.50%, 8/15/2026	337,294

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $4,527,445)	4,658,826

Principal Amount			Value
		U.S. TREASURY NOTES--2.1%
$3,000,000	[4]	3.50%, 11/15/2006	$2,911,770
3,000,000		4.75%, 1/31/2003	3,054,480
2,000,000	[4]	5.75%, 11/15/2005	2,119,280

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $8,012,269)	8,085,530

		MUTUAL FUNDS--16.1%
3,965,118		High Yield Bond Portfolio	25,812,920
36,487,937		Prime Value Obligations Fund, IS Shares	36,487,937

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $63,924,769)	62,300,857

		TOTAL INVESTMENTS (IDENTIFIED COST $394,264,444)[5]	$390,381,744

1 Denotes variable rate securities, which shows current rate and final maturity date.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2002, these securities amount to $42,407,788 which represents 11.0% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $19,537,363 which represents 5.1% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Certain principle amounts are temporarily on loan to unaffiliated broker/dealers.

5 The cost of investments for generally accepted accounting principles ("GAAP") is $394,264,444. Cost for federal tax purposes is $394,506,122. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $4,124,378 which is comprised of $4,350,971 appreciation and $8,475,349 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($386,807,395) at May 31, 2002.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $394,264,444)		$390,381,744
Income receivable		2,208,545
Receivable for investments sold		569,728
Receivable for shares sold		900,261
Cash held as collateral for securities lending		7,335,723
Receivable for daily variation margin		119,623

TOTAL ASSETS		401,515,624

Liabilities:
Payable for investments purchased	$3,999,799
Payable for shares redeemed	1,594,761
Income distribution payable	1,580,759
Payable on collateral due to broker	7,335,723
Accrued expenses	197,187

TOTAL LIABILITIES		14,708,229

Net assets for 41,240,145 shares outstanding		$386,807,395

Net Assets Consist of:
Paid in capital		$409,025,369
Net unrealized depreciation of investments and futures contracts		(3,877,427)
Accumulated net realized loss on investments and futures contracts		(18,182,983)
Distributions in excess of net investment income		(157,564)

TOTAL NET ASSETS		$386,807,395

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($376,246,196 ÷ 40,114,146 shares outstanding)		$9.38

Offering price per share (100/99.00 of $9.38)[1]		$9.47

Redemption proceeds per share		$9.38

Class F Shares:
Net asset value per share ($10,561,199 ÷ 1,125,999 shares outstanding)		$9.38

Offering price per share (100/99.00 of $9.38)[1]		$9.47

Redemption proceeds per share (99.00/100 of $9.38)[1]		$9.29

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends			$1,170,694
Interest (including income on securities loaned of $684)			10,228,207

TOTAL INCOME			11,398,901

Expenses:
Investment adviser fee		$787,489
Administrative personnel and services fee		148,048
Custodian fees		12,497
Transfer and dividend disbursing agent fees and expenses		86,204
Directors'/Trustees' fees		1,644
Auditing fees		6,576
Legal fees		3,033
Portfolio accounting fees		50,286
Distribution services fee--Class A Shares		957,188
Distribution services fee--Class F Shares		8,152
Shareholder services fee--Class A Shares		478,594
Shareholder services fee--Class F Shares		13,587
Share registration costs		25,404
Printing and postage		15,066
Insurance premiums		591
Taxes		13,314
Miscellaneous		59

TOTAL EXPENSES		2,607,732

Waivers and Reimbursement:
Waiver of distribution services fee--Class A Shares	$(547,432)
Waiver of distribution services fee--Class F Shares	(1,960)
Reimbursement of investment adviser fee	(924)

TOTAL WAIVERS AND REIMBURSEMENT		(550,316)

Net expenses			2,057,416

Net investment income			9,341,485

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(515,091)
Net realized loss on futures contracts			(109,486)
Net change in unrealized depreciation of investments and futures contracts			(5,047,426)

Net realized and unrealized loss on investments and futures contracts			(5,672,003)

Change in net assets resulting from operations			$3,669,482

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,341,485	$11,516,204
Net realized loss on investments and futures contracts	(624,577)	(2,002,341)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(5,047,426)	4,744,821

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,669,482	14,258,684

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,878,647)	(11,160,095)
Class F Shares	(257,015)	(520,892)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,135,662)	(11,680,987)

Share Transactions:
Proceeds from sale of shares	214,201,362	523,656,789
Net asset value of shares issued to shareholders in payment of distributions declared	5,322,454	9,346,572
Cost of shares redeemed	(272,397,699)	(212,530,175)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,873,883)	320,473,186

Change in net assets	(58,340,063)	323,050,883

Net Assets:
Beginning of period	445,147,458	122,096,575

End of period	$386,807,395	$445,147,458

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.51	$9.30	$9.45	$9.82	$9.95	$9.91
Income From Investment Operations:
Net investment income	0.22 [1]	0.54	0.63	0.57	0.60	0.59
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)[1]	0.20	(0.14)	(0.35)	(0.13)	0.04

TOTAL FROM INVESTMENT OPERATIONS	0.09	0.74	0.49	0.22	0.47	0.63

Less Distributions:
Distributions from net investment income	(0.22)	(0.53)	(0.64)	(0.59)	(0.60)	(0.59)

Net Asset Value, End of Period	$9.38	$9.51	$9.30	$9.45	$9.82	$9.95

Total Return[2]	0.94%	8.18%	5.42%	2.31%	4.81%	6.52%

Ratios to Average Net Assets:

Expenses	1.05%[3]	1.18%	1.17%	1.10%	1.10%	1.10%

Net investment income	4.74%[1,3]	5.25%	6.68%	5.98%	6.02%	5.90%

Expense waiver/reimbursement[4]	0.28%[3]	0.24%	0.40%	0.37%	0.47%	0.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$376,246	$432,539	$114,137	$139,452	$101,213	$94,952

Portfolio turnover	12%	24%	30%	29%	93%	62%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting/ amortizing market discounts and premiums on long-term debt securities. The effect of this change for the six months ended May 31, 2002 was to decrease the net investment income per share by $0.01, increase net realized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.84% to 4.74%. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.51	$9.30	$9.45	$9.82	$9.95	$9.91
Income From Investment Operations:
Net investment income	0.22 [1]	0.51	0.64	0.57	0.61	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)[1]	0.25	(0.14)	(0.34)	(0.13)	0.04

TOTAL FROM INVESTMENT OPERATIONS	0.09	0.76	0.50	0.23	0.48	0.64

Less Distributions:
Distributions from net investment income	(0.22)	(0.55)	(0.65)	(0.60)	(0.61)	(0.60)

Net Asset Value, End of Period	$9.38	$9.51	$9.30	$9.45	$9.82	$9.95

Total Return[2]	0.99%	8.32%	5.52%	2.42%	4.91%	6.63%

Ratios to Average Net Assets:

Expenses	0.95%[3]	1.02%	1.07%	1.00%	1.00%	1.00%

Net investment income	4.84%[1,3]	5.59%	6.78%	6.00%	6.09%	6.00%

Expense waiver/reimbursement[4]	0.03%[3]	0.05%	0.15%	0.12%	0.22%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$10,561	$12,609	$7,960	$9,520	$13,358	$8,807

Portfolio turnover	12%	24%	30%	29%	93%	62%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts and premiums on long-term debt securities. The effect of this change for the six months ended May 31, 2002 was to decrease the net investment income per share by $0.01, increase net realized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.94% to 4.84%. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted-average duration of which will at all times be limited to three years or less.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

United States government securities, listed corporate bonds, (other fixed-income and asset backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective December 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Six Months Ended 5/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain/Loss
Increase (Decrease)	$(43,396)	$(43,396)	$(201,782)	$198,282	$3,500

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $17,543,370, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$8,964,278

2003	1,407,407

2004	97,949

2006	261,311

2007	3,092,726

2008	1,717,623

2009	2,002,076

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2002, the Fund had realized losses of $109,486 for futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver	Position	Unrealized Appreciation
September 2002	75 U.S. Treasury 10 Yr.	Short	$5,273

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$7,189,050	$7,335,723

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at May 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1	05/14/1998	$ 811,229

Bosque Asset Corp.	06/19/1997	127,795

Credit Card Merchant Voucher Receivables Master Trust 1996-A	01/09/1997	635,398

Embarcadero Aircraft Securitization Trust 2000-A	08/17/2000	1,000,000

First Franklin NIM Trust 2001-FF2	11/14/2001	2,245,638

First Plus Home Loan Trust 1997-3	09/27/2001	1,314,759

FMAC Loan Receivables Trust 1997-A	06/16/1997	400,147

GE Capital Mortgage Services, Inc. 1994-3	07/10/1997	188,138

Great America Leasing Receivables 2002-1	03/22/2002	2,829,814

Long Beach Asset Holdings Corp. 2001-3	10/02/2001	2,095,151

Mellon Residential Funding Corp. 1998-TBC1	12/16/1998	524,431

Merit Securities Corp. 12-1	05/18/1999	1,976,607

Merrill Lynch Mortgage Investors, Inc. 1998-FF3	05/11/1999	1,202,433

Option One Mortgage Securities Corp. 1999-4	04/11/2001	70,058

Option One Mortgage Securities Corp. 2001-3	08/15/2001	1,258,291

Paragon Auto Receivables Owner Trust 1998-A	05/14/1998	227,822

Paragon Auto Receivables Owner Trust 1998-B	09/09/1998	234,013

Resecuritization Mortgage Trust 1998-A	02/12/1999	432,541

Saxon Asset Securities Trust 1998-1	03/05/1998	1,579,047

SMFC Trust Asset-Backed Certificates 1997-A	02/04/1998	588,645

Verizon Wireless, Inc.	12/12/2001	2,000,000

Weyerhaeuser Co.	03/06/2002	1,997,447

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,489,625	$212,165,340	54,427,939	$517,284,562
Shares issued to shareholders in payment of distributions declared	549,788	5,189,375	953,555	9,039,713
Shares redeemed	(28,415,921)	(268,331,257)	(22,165,569)	(210,332,487)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,376,508)	$(50,976,542)	33,215,925	$315,991,788

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	215,888	$2,036,022	669,831	$6,372,227
Shares issued to shareholders in payment of distributions declared	14,100	133,079	32,402	306,859
Shares redeemed	(430,325)	(4,066,442)	(232,098)	(2,197,688)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(200,337)	$(1,897,341)	470,135	$4,481,398

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,576,845)	$(52,873,883)	33,686,060	$320,473,186

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund and High Yield Bond Portfolio, both of which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities, (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Purchases	$42,235,971

Sales	$58,199,924

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2002, were as follows:

Purchases	$1,774,809

Sales	$27,173,201

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P106
Cusip 31417P205

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

3070201 (7/02)

Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund

A Portfolio of Federated Fixed Income Securities, Inc.

9TH SEMI-ANNUAL REPORT

May 31, 2002

Established 1993

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Limited Term Municipal Fund

President's Message

Dear Shareholder:

Federated Limited Term Municipal Fund was created in 1993 and I am pleased to present its ninth Semi-Annual Report. The fund's total net assets are $173.1 million and are invested in 146 tax-free issues. The fund's holdings are short-term municipal securities that pay tax-free income. These bonds are classified as revenue, refunding or general obligation bonds. The fund has a weighted average maturity of about two years, and its issues, on average, hold an "A" quality rating.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 2001 through May 31, 2002. It begins with an interview with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

The fund pursues attractive tax-free income1 through a portfolio of short-term municipal bonds, and the fund's yield is targeted between the rates of tax-free money market fund instruments and longer term municipal bonds. As a result, it has the potential to offer more income than money market instruments, but less income than long-term, tax-free municipal bonds.2

During the reporting period, the fund delivered competitive performance in terms of income and total return. The fund's returns on both of its share classes exceeded the 1.62% average return for funds in its peer group, the Lipper Short-Term Municipal Debt Funds Average.3

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Unlike the fund whose share price fluctuates, money market funds seek to maintain a stable $1.00 share value.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not take sales charges into account.

Individual share class total return performance for the six-month reporting period, including income distributions, follows.4

	Total Return	Income Distributions	Net Asset Value Increase
Class A Shares	1.68%	$0.132	$9.74 to $9.77 = 0.31%
Class F Shares	1.81%	$0.145	$9.74 to $9.77 = 0.31%

Thank you for choosing Federated Limited Term Municipal Fund as a relatively conservative way to pursue tax-free income from short-term municipal issues. Remember, reinvesting your monthly dividends and adding to your account on a regular basis are two convenient ways to gain the benefit of compounding.5

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2002

4 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 0.65% and 0.81%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

5 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What is your review of the economy and the interest rate environment over the six-month reporting period ended May 31, 2002?

The U.S. economy continued to struggle early in the period, and the Federal Reserve Board (the "Fed") responded in December 2001 by lowering the federal funds target rate for the tenth time to 1.75%. The reporting period was characterized by interest rate volatility, as the market weighed the notion that the economy was recovering and the Fed might raise the federal funds target rate significantly by year-end, starting as early as summer. The economic environment appeared strong in March, and short-term interest rates rose rapidly. In March, the Fed changed its economic assessment bias from "weakness" to "neutral," reflecting the improvement in the economic data. However, signs of a recovery were dashed in April and May as further weakness in economic growth and fundamentals in the stock market and the value of the U.S. dollar became more apparent. Interest rates abruptly reversed course and fell during these two months.

Short-term municipal interest rates ended the reporting period relatively unchanged but slightly lower, although they exhibited significant yield movement. High-grade two-year municipal bond yields fell from 2.42% to 2.30% over the reporting period. Because of the slight yield decline, the fund's net asset value appreciated over the reporting period.

The short-term municipal bond market continued to attract solid interest from investors, as short-term bonds funds offered significant income advantages versus cash alternatives (such as money funds1) and direct securities. The municipal market continued to benefit from generally strong demand, and new issue supply was well received by both retail and institutional investors. Money market funds and short-term bond funds are generally viewed as lower risk investments during a volatile market environment.

1 Unlike money market mutual funds, which seek to maintain a $1.00 share price, the net asset value of this fund will fluctuate.

How did the fund perform during the six-month reporting period?

Total returns were competitive, as investors in the fund's Class A Shares received a return of 1.68% and investors in the fund's Class F Shares received a return of 1.81% based on net asset value. These results exceeded the 1.62% average return for the funds in its peer group, the Lipper Short-Term Municipal Debt category.2 On a taxable equivalent basis, the six-month total returns for the Class A Shares and Class F Shares were 2.54% and 2.75%, respectively, for investors in the highest federal tax bracket.

What level of income did the fund deliver to its tax-sensitive shareholders?

For the six-month reporting period, the fund's tax-exempt income totaled $0.132 per share for the Class A Shares and $0.145 per share for the Class F Shares. These income levels correspond to annualized tax-exempt distribution rates of 2.73% and 2.96% for investors in the Class A Shares and Class F Shares, respectively.

Also, as of May 31, 2002, the fund posted 30-day SEC yields (at offering price) of 2.43% for the Class A Shares and 2.71% for the Class F Shares.3 The yield on Class A Shares has taxable equivalents of 4.02%, 3.74% and 3.47% (the yield on Class F Shares has taxable equivalents of 4.49%, 4.17% and 3.87%) for shareholders in the 39.6%, 35.0% and 30.0% federal income tax brackets, respectively.4

What adjustments did you make in portfolio duration and quality during the reporting period?

With the U.S. economy still struggling, but poised for a breakout in growth in the next six months, we expect that the Fed's next move will be to push short-term interest rates higher. With this in mind, we shortened the duration of the fund from 2.10 years to 1.80 years over the reporting period.5 Because higher coupon, lower duration and credit spread products tend to perform best during economic recoveries, new purchases have concentrated on those attributes. We continued to emphasize quality and liquidity in many of our purchase decisions. We continue to find good yield value in the electric utility and healthcare markets, adding to these sectors as well as to insured bonds.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not take sales charges into account.

3 The 30-day SEC yield is calculated by dividing the net investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

4 The tax-equivalent yield is calculated similarly to the yield but is adjusted to reflect the taxable yield that the fund would have to earn to equal its actual yield.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.

What do you foresee for the rest of 2002?

The combination of slow growth and subdued inflation reinforces a growing view among economists that the U.S. recovery is weak enough to keep central bankers from raising interest rates until possibly very late in 2002 or early 2003. With short-term interest rates at historic lows, we expect that any signs of an economic recovery will exert upward pressure on interest rates, even before the Fed makes a move. Accordingly, we have positioned the fund's duration toward a neutral stance, with an eye toward further shortening as the economy recovers.

Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--88.2%[2]
		Alabama--2.4%
$652,021	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	NR		$676,576
405,000		Huntsville, AL, Health Care Authority, Revenue Bonds, (Series 2002A), 5.25% (Huntsville Hospital System), 6/1/2005	NR/A2		423,513
945,000		Huntsville, AL, Health Care Authority, Revenue Bonds, (Series 2002A), 5.25% (Huntsville Hospital System), 6/1/2006	NR/A2		992,004
2,000,000		Mobile, AL, IDB, (Series 1994A), 3.75% TOBs (International Paper Co.), Mandatory Tender 6/1/2002	BBB/Baa2		2,015,920

		TOTAL			4,108,013

		Alaska--2.1%
75,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, (First Series), 4.75% (Snettisham Hydroelectric Project), 1/1/2003	AAA/NR		76,231
2,500,000		Valdez, AK, Marine Terminal, (Series 1994B), 3.10% TOBs (Arco Transportation Alaska, Inc.), Optional Tender 1/1/2003	BBB+/A3		2,502,750
1,000,000		Valdez, AK, Marine Terminal, (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+/A3		996,660

		TOTAL			3,575,641

		Arizona--2.9%
2,000,000		Maricopa County, AZ, Pollution Control Corp., Refunding Revenue Bonds, (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB/NR		1,992,200
500,000		Maricopa County, AZ, Pollution Control Corp., Refunding Revenue Bonds, (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/P-1		500,150
2,500,000		Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds, (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		2,609,300

		TOTAL			5,101,650

		Arkansas--0.3%
500,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2002	BBB/NR		499,800

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		California--0.8%
$1,000,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		$1,013,660
315,000		Delta Counties, CA, Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998A), 4.85% (MBIA INS), 12/1/2008	AAA/Aaa		324,015

		TOTAL			1,337,675

		Colorado--1.7%
785,000		Colorado HFA, SFM Program Senior Bonds, (Series 1998C-1), 4.70%, 5/1/2020	NR/Aa2		793,093
190,000		Colorado HFA, SFM Revenue Bonds, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		199,171
1,000,000		Colorado HFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA-/Aa3		1,026,350
215,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.00%, 12/1/2004	BBB+/Baa2		220,556
305,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%, 12/1/2005	BBB+/Baa2		316,157
140,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%, 12/1/2006	BBB+/Baa2		145,593
200,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%, 12/1/2007	BBB+/Baa2		206,892

		TOTAL			2,907,812

		Florida--4.9%
4,420,000		Florida State Board of Education Lottery, Revenue Bonds, (Series 2002A), 5.50% (FGIC INS), 7/1/2004	AAA/Aaa		4,709,289
1,000,000		Lee County, FL, School Board Refunding Certificate of Participation, (Series 1996A), 4.60% (Original Issue Yield: 4.65%), 8/1/2004	AAA/Aaa		1,048,100
500,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds, (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 5/15/2005	BB/Ba3		468,265
1,680,000		Palm Beach County, FL, Health Facilities Authority, Hospital Refunding Revenue Bonds, (Series 2001), 5.00% (Bacon Ration Community Hospital, Inc.), 12/1/2005	A+/NR		1,772,702
420,000		Pinellas County, FL, HFA, SFM Revenue Bonds, (Series C), 6.45% (GNMA COL), 3/1/2029	NR/Aaa		424,402

		TOTAL			8,422,758

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Georgia--1.8%
$1,300,000		Atlanta, GA, GO UT Bonds, (Series 2001A/B), 4.50%, (MBIA INS), 12/1/2004	AAA/Aaa		$1,369,810
1,700,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2002	AA-/NR		1,704,658

		TOTAL			3,074,468

		Hawaii--0.6%
1,025,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 4.65% (G.N. Wilcox Memorial Hospital), 7/1/2003	BBB+/Baa1		1,039,524

		Idaho--1.1%
390,000		Idaho Health Facilities Authority, Hospital Revenue Bonds, (Series 1998), 4.50% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.55%), 7/15/2002	BBB/NR		390,640
225,000		Idaho Health Facilities Authority, Hospital Revenue Bonds, (Series 1998), 4.70% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.75%), 7/15/2004	BBB/NR		229,248
1,295,000		Idaho Housing Agency, SFM Bonds, (Series B-2), 4.65%, 7/1/2028	NR/Aaa		1,318,401

		TOTAL			1,938,289

		Illinois--3.1%
1,730,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.60%, 7/1/2004	NR		1,763,372
465,000		Chicago, IL, SFM Revenue Bonds, (Series 1997B), 5.10% (GNMA COL), 9/1/2007	NR/Aaa		478,983
70,000		Chicago, IL, SFM Revenue Bonds, (Series A-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		71,758
295,000		Illinois Development Finance Authority, Mortgage Refunding Revenue Bonds, (Series 1997A), 5.20% (MBIA INS), 7/1/2008	NR/Aaa		311,007
575,000		Illinois Development Finance Authority, (Series 1995), Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	NR		570,756
2,000,000		Illinois Health Facilities Authority, Revenue Bonds, 5.25% (Advocate Health Care Network)/(Original Issue Yield: 5.33%), 11/15/2006	AA/A1		2,120,580

		TOTAL			5,316,456

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Indiana--4.3%
$2,000,000		Huntington County, IN, Community School Corp., 3.00% TANs, 12/27/2002	NR		$2,005,860
1,000,000		Indiana Development Finance Authority, PCR Refunding Revenue Bonds, (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2006	BBB+/A2		1,001,620
500,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2002	BBB/NR		499,695
1,260,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds, (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2005	NR/Aa3		1,326,604
725,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, (Series 1996), 5.625% (Hancock Memorial Hospital and Health Services), 8/15/2002	BBB+/NR		728,292
845,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, 4.50% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 4.53%), 2/15/2005	A/NR		859,593
725,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds, (Series 2001A), 5.50% (Community Foundation of Northwest Indiana), 8/1/2005	BBB-/NR		746,496
225,000		Marion County, IN, Hospital Authority, Hospital Facility Refunding Revenue Bonds, 6.50% (Methodist Hospital of Indiana)/(Original Issue Yield: 7.374%), 9/1/2008	AAA/Aa3		229,732

		TOTAL			7,397,892

		Iowa--1.1%
1,815,000		Iowa Finance Authority, Iowa State Revolving Fund, (Series 2001A), 4.75%, 2/1/2005	AAA/Aaa		1,907,746

		Kansas--4.1%
1,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power And Light Co.), Optional Tender 8/30/2002	BBB/A2		1,001,690
2,465,000		Johnson County, KS, Unified School District No. 233, Refunding GO UT, 5.00%, 3/1/2005	AAA/Aaa		2,610,706
1,155,000		Kansas Development Finance Authority, Revenue Bonds, 5.50% (Sisters of Charity, Leavenworth)/ (MBIA INS), 12/1/2005	AAA/Aaa		1,251,858
1,000,000		La Cygne, KS, Environmental Improvement Refunding Revenue Bonds, 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		1,010,920
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Kansas--continued
$370,000		Newton, KS, Hospital Refunding Revenue Bonds, (Series 1998), 4.80% (Newton Healthcare Corp.)/(Original Issue Yield: 4.90%), 11/15/2003	BBB-/NR		$374,259
825,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	NR/Aaa		853,157

		TOTAL			7,102,590

		Kentucky--0.5%
875,000		Kentucky EDFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA-/Aa3		898,826

		Louisiana--2.9%
1,000,000		Calcasieu Parish, LA, PCR Refunding Revenue Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		1,030,610
1,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds, (Series 1999C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		1,014,700
3,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds, (Series 1999A), 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		3,002,490

		TOTAL			5,047,800

		Maryland--0.5%
850,000		Prince Georges County, MD, IDRB, (Series 1993), 4.25% TOBs (International Paper Co.), Optional Tender 7/15/2002	BBB/Baa2		850,110

		Massachusetts--3.1%
2,000,000		Massachusetts HEFA, Revenue Bonds, (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		2,053,460
1,115,000		Massachusetts HEFA, Revenue Bonds, (Series C), 5.00% (Milton Hospital, Inc.), 7/1/2005	BBB+/NR		1,161,629
1,090,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 5-A, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		1,148,032
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		1,053,240

		TOTAL			5,416,361

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Michigan--1.0%
$250,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Edward W. Sparrow Hospital), 11/15/2003	A/A1		$258,305
500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Edward W. Sparrow Hospital), 11/15/2004	A/A1		523,955
1,000,000		Michigan Strategic Fund, Exempt Facilities, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,000,530

		TOTAL			1,782,790

		Minnesota--0.8%
1,500,000		Maplewood, MN, Health Care Facility Revenue Bonds, (Series 1996), 5.95% (Healtheast, MN), 11/15/2006	BB-/Ba2		1,399,815

		Missouri--0.8%
115,000		Kansas City, MO, IDA, PCR Bonds, 6.05% (General Motors Corp.), 4/1/2006	A/A3		115,079
450,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.70% (Ozarks Medical Center)/(Original Issue Yield: 4.80%), 11/15/2002	BB+/NR		450,409
440,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.85% (Ozarks Medical Center)/(Original Issue Yield: 4.95%), 11/15/2003	BB+/NR		441,047
425,000		West Plains, MO, IDA, Hospital Revenue Bonds, 5.05% (Ozarks Medical Center)/(Original Issue Yield: 5.125%), 11/15/2005	BB+/NR		420,750

		TOTAL			1,427,285

		Nebraska--0.3%
555,217	[3,4]	Energy America, NE, Gas Supply Revenue Bonds, (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	NR		543,958

		New Hampshire--1.2%
2,000,000		New Hampshire State Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	NR/A3		2,022,300

		New York--5.9%
1,000,000		New York City, NY, GO UT, (Series D), 5.00%, 8/1/2006	A/A2		1,057,360
1,000,000		New York City, NY, GO UT, (Series E), 5.00%, 8/1/2007	A/A2		1,054,470
1,000,000		New York City, NY, GO UT, (Series F), 5.00%, 8/1/2007	A/A2		1,054,470
1,000,000		New York City, NY, GO UT, (Series F), 5.00%, 8/1/2008	A/A2		1,047,380
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		New York--continued
$5,000,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (State University of New York), 5/15/2004	AA-/A3		$5,281,400
785,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	NR/Aa1		803,440

		TOTAL			10,298,520

		North Carolina--2.1%
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		1,015,320
1,500,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa3		1,548,480
1,130,000		North Carolina HFA, SFM Revenue Bonds, (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		1,145,266

		TOTAL			3,709,066

		North Dakota--1.1%
1,220,000		North Dakota State HFA, Housing Finance Program Bonds, (Series 1997C), 4.70%, 1/1/2022	NR/Aa3		1,245,461
570,000		North Dakota State HFA, Housing Finance Program Bonds, (Series 1998A), 4.60%, 1/1/2023	NR/Aa3		581,799

		TOTAL			1,827,260

		Ohio--5.9%
315,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 4.80% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.90%), 7/1/2003	NR		317,003
460,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 5.00% (Ohio Presbyterian Retirement Services), 7/1/2004	NR		464,963
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds, (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+/Baa2		3,031,860
1,000,000		Minerva, OH, Local School District, 2.94% BANs, 8/22/2002	NR		1,001,520
365,000		Ohio Enterprise Bond Fund, (Series 1995-3), State EDRB, 5.60% (Smith Steelite), 12/1/2003	A-/NR		379,549
920,000		Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1998A-1), 4.90% (GNMA COL), 9/1/2025	AAA/Aaa		943,856
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Ohio--continued
$2,000,000		Ohio State Revenue, Major New State Infrastructure Revenue Bonds, 5.00%, 6/15/2006	AA/Aa3		$2,142,960
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,001,440
1,000,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds, (Series A), 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		1,001,070

		TOTAL			10,284,221

		Oklahoma--1.2%
1,000,000		Tulsa County, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		1,027,900
1,000,000		Tulsa County, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		1,044,790

		TOTAL			2,072,690

		Oregon--0.6%
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds, (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,057,990

		Pennsylvania--8.9%
850,000		Clarion County, PA, Hospital Authority, Refunding Revenue Bonds, (Series 1997), 5.00% (Clarion County Hospital), 7/1/2002	BBB-/NR		850,603
1,020,000		Commonwealth of Pennsylvania, GO UT, (Second Series), 5.25%, 10/15/2006	AA/Aa2		1,108,679
1,420,000		Erie County, PA, GO UT, 5.25% (AMBAC INS), 9/1/2004	AAA/Aaa		1,512,612
830,000		Grove City Area Hospital Authority, Hospital Revenue Bonds, (Series 1998), 4.50% (United Community Hospital)/(Original Issue Yield: 4.60%), 7/1/2003	BBB/NR		832,017
220,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds, (Series 1996A), 5.15% (Jeannette District Memorial Hospital)/(Original Issue Yield: 5.30%), 11/1/2002	BBB+/NR		221,045
1,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds, (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		1,026,650
2,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds, (Series 1999B), 5.30% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		2,057,700
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Pennsylvania--continued
$315,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, (Series 2001A), 6.00% (Amtrak), 11/1/2005	BBB/A3		$333,220
1,200,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds, (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,233,492
2,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002A), 2.35% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and Westdeutsche Landesbank Girozentrale LIQ), Optional Tender 7/1/2003	AAA/Aaa		2,009,580
1,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR		1,069,039
435,000		Philadelphia, PA, IDA, Revenue Bonds, 4.55% (Franklin Institute), 6/15/2003	NR/Baa2		442,773
785,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		805,551
1,400,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, (Series 2002A), 5.50% (Guthrie Healthcare System, PA), 12/1/2004	A-/NR		1,481,102
415,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, (Series A), 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	NR		434,410

		TOTAL			15,418,473

		Rhode Island--0.6%
1,000,000		Cranston, RI, 3.75% BANs, 11/14/2002	NR		1,002,460

		South Carolina--1.8%
2,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds, (Series 2002A), 5.00%, 1/1/2005	AAA/Aaa		2,105,040
1,000,000		South Carolina Jobs EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.00% (Palmetto Health Alliance), 12/15/2004	BBB/Baa2		1,049,560

		TOTAL			3,154,600

		South Dakota--0.7%
1,255,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.50% (AMBAC INS)/(Avera Mckennan), 7/1/2005	AAA/Aaa		1,309,078

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Tennessee--2.0%
$300,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.00% (Dominion Resources, Inc.), 11/1/2002	BBB+/NR		$301,458
400,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		405,520
400,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		409,424
585,000		Montgomery County, TN, HEFA Board, Hospital Refunding Revenue Bonds, 4.50% (Clarksville Regional Hospital)/ (Original Issue Yield: 4.60%), 1/1/2003	BBB/Baa2		588,317
915,000		Montgomery County, TN, HEFA Board, Hospital Refunding Revenue Bonds, 4.55% (Clarksville Regional Hospital)/ (Original Issue Yield: 4.65%), 1/1/2004	BBB/Baa2		928,451
730,000		Montgomery County, TN, HEFA Board, Hospital Refunding Revenue Bonds, 4.65% (Clarksville Regional Hospital)/ (Original Issue Yield: 4.75%), 1/1/2005	BBB/Baa2		743,936

		TOTAL			3,377,106

		Texas--7.6%
2,000,000		Brazos River Authority, TX, Refunding Revenue Bonds, (Series A), 4.95% TOBs (Texas Utilities Electric Co.), Mandatory Tender 4/1/2004	BBB/Baa1		2,027,860
1,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Refunding Revenue Bonds, (Series 2000B), 6.05% TOBs (American Airlines, Inc.), Mandatory Tender 11/1/2005	BB/B1		946,560
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		992,610
3,000,000		Matagorda County, TX, Navigation District No. 1, PCR Refunding Bonds, (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		2,993,790
750,000		Sabine River Authority, TX, PCR Refunding Revenue Bonds, (Series 2001C), 4.00% TOBs (Texas Utilities Electric Co.), Mandatory Tender 11/1/2003	BBB+/Baa2		753,060
2,000,000		San Antonio, TX Electric & Gas, Refunding Revenue Bonds, 5.00%, 2/1/2004	AA/Aa1		2,089,680
1,675,000		Texas State Public Finance Authority, Revenue Financing System Bonds, (Series 2002), 4.50% (MBIA INS)/(Texas Southern University), 11/1/2005	NR/Aaa		1,764,612
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007	AAA/Aaa		1,645,695

		TOTAL			13,213,867

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Utah--0.5%
$735,000		Intermountain Power Agency, UT, Power Supply Refunding Revenue Bonds, (Series B), 6.00% (MBIA INS), 7/1/2006	AAA/Aaa		$813,910

		Virginia--1.1%
1,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	A-/A3		1,000,540
1,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2001A), 3.40% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2004	NR/A3		994,250

		TOTAL			1,994,790

		Washington--2.5%
2,035,000		Washington State, Refunding GO UT, (Series R-2000A), 5.00%, 1/1/2005	AA+/Aa1		2,146,030
2,000,000		Washington State, Refunding GO UT, 5.25%, 9/1/2005	AA+/Aa1		2,148,220

		TOTAL			4,294,250

		Wisconsin--2.5%
1,900,000		Douglas County, WI, GO UT Bonds, 2.75% BANs, 12/1/2002	NR		1,905,605
1,030,000		Green Bay, WI, Area Public School District, Refunding GO UT, 5.10%, 4/1/2007	NR/Aa2		1,092,573
1,245,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		1,304,685

		TOTAL			4,302,863

		Wyoming--0.9%
1,500,000		Albany County, WY, PCR Bonds, 3.30% TOBs (Union Pacific Railroad Co.), 12/1/2015	BBB/NR		1,517,070

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $151,468,335)			152,767,773

		SHORT-TERM MUNICIPALS--12.1%
		Arizona--2.5%
2,000,000		Maricopa County, AZ, IDA, 2.15% CP (American Water Capital Corp.), Mandatory Tender 6/3/2002	BBB+/Baa1		2,000,000
1,200,000		Prescott, AZ, IDA, (Series A), Monthly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,200,000
1,200,000		Prescott, AZ, IDA, (Series B), Monthly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,200,000

		TOTAL			4,400,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		California--1.7%
$3,000,000		California State, Trust Receipts, (2000 FR/RI-L15), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	NR/VMIG1		$3,000,000

		Idaho--2.9%
5,000,000		Boise, ID, Industrial Development Corp., Multi-Mode IDRB, (Series 1998), Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2/NR		5,000,000

		Indiana--0.5%
750,000		Indiana Health Facility Financing Authority, (Series 2000B), Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		750,000

		North Carolina--1.0%
1,700,000		Martin County, NC, IFA, (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		1,700,000

		Pennsylvania--1.2%
2,000,000		Northampton County, PA, IDA, 2.10% CP (American Water Capital Corp.), Mandatory Tender 7/24/2002	BBB+/Baa1		2,000,000

		Texas--0.6%
1,100,000		Harris County, TX, HFDC, (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		1,100,000

		Tennessee--1.7%
3,000,000		Carter County, TN, IDB, (Series 1983), Monthly VRDNs (Inland Container Corp.)	NR		3,000,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			20,950,000

		TOTAL INVESTMENTS (IDENTIFIED COST $172,418,335)[5]			$173,717,773

1 Please refer to the appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At May 31, 2002, 24.8% of the total investments at market value were subject to alternative minimum tax.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2002, these securities amounted to $1,220,534 which represents 0.7% of net assets. Included in these amounts, a security which has been deemed liquid amounted to $543,958 which represents 0.3% of net assets.

4 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

5 The cost of investments for federal tax purposes amounts to $172,418,335. The net unrealized appreciation of investments on a federal tax basis amounts to $1,299,438, which is comprised of $1,595,968 appreciation and $296,530 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($173,088,371) at May 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $172,418,335)		$173,717,773
Cash		93,836
Income receivable		2,166,924
Receivable for investments sold		1,445,000
Receivable for shares sold		1,050,175

TOTAL ASSETS		178,473,708

Liabilities:
Payable for investments purchased	$4,701,103
Payable for shares redeemed	243,017
Income distribution payable	381,121
Accrued expenses	60,096

TOTAL LIABILITIES		5,385,337

Net assets for 17,718,128 shares outstanding		$173,088,371

Net Assets Consist of:
Paid in capital		$177,477,981
Net unrealized appreciation of investments		1,299,438
Accumulated net realized loss on investments		(5,770,046)
Undistributed net investment income		80,998

TOTAL NET ASSETS		$173,088,371

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($155,933,105 ÷ 15,961,968 shares outstanding)		$9.77

Offering price per share (100/99.00 of $9.77)[1]		$9.87

Redemption proceeds per share		$9.77

Class F Shares:
Net asset value per share ($17,155,266 ÷ 1,756,160 shares outstanding)		$9.77

Offering price per share		$9.77

Redemption proceeds per share (99.00/100 of $9.77)[1]		$9.67

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Interest			$3,076,186

Expenses:
Investment adviser fee		$332,860
Administrative personnel and services fee		77,287
Custodian fees		5,709
Transfer and dividend disbursing agent fees and expenses		26,571
Directors'/Trustees' fees		1,455
Auditing fees		10,457
Legal fees		2,873
Portfolio accounting fees		35,659
Distribution services fee--Class A Shares		184,908
Distribution services fee--Class F Shares		13,878
Shareholder services fee--Class A Shares		184,908
Shareholder services fee--Class F Shares		23,130
Share registration costs		21,202
Printing and postage		15,348
Insurance premiums		1,013
Taxes		7,030
Miscellaneous		832

TOTAL EXPENSES		945,120

Waivers:
Waiver of investment adviser fee	$(133,560)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,227)
Waiver of distribution services fee--Class F Shares	(13,878)

TOTAL WAIVERS		(148,665)

Net expenses			796,455

Net investment income			2,279,731

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(354,053)
Net change in unrealized appreciation of investments			683,300

Net realized and unrealized gain on investments			329,247

Change in net assets resulting from operations			$2,608,978

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,279,731	$3,793,930
Net realized loss on investments	(354,053)	(162,953)
Net change in unrealized appreciation/depreciation of investments	683,300	1,514,621

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,608,978	5,145,598

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,005,612)	(3,176,694)
Class F Shares	(273,984)	(617,236)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,279,596)	(3,793,930)

Share Transactions:
Proceeds from sale of shares	110,105,537	242,914,294
Net asset value of shares issued to shareholders in payment of distributions declared	1,297,300	2,352,568
Cost of shares redeemed	(106,512,246)	(148,908,658)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,890,591	96,358,204

Change in net assets	5,219,973	97,709,872

Net Assets:
Beginning of period	167,868,398	70,158,526

End of period (including undistributed net investment income of $80,998 and $80,000, respectively)	$173,088,371	$167,868,398

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.74	$9.56	$9.60	$9.86	$9.78	$9.76
Income From Investment Operations:
Net investment income	0.13 [1]	0.34	0.39	0.39	0.40	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.03 [1]	0.18	(0.04)	(0.26)	0.08	0.02

TOTAL FROM INVESTMENT OPERATIONS	0.16	0.52	0.35	0.13	0.48	0.43

Less Distributions:
Distributions from net investment income	(0.13)	(0.34)	(0.39)	(0.39)	(0.40)	(0.41)

Net Asset Value, End of Period	$9.77	$9.74	$9.56	$9.60	$9.86	$9.78

Total Return[2]	1.68%	5.53%	3.75%	1.29%	4.95%	4.45%

Ratios to Average Net Assets:

Expenses	0.98%[3]	0.98%	0.95%	0.90%	0.90%	0.90%

Net investment income	2.71%[1,3]	3.42%	4.12%	3.94%	4.08%	4.17%

Expense waiver/reimbursement[4]	0.16%[3]	0.28%	0.40%	0.31%	0.50%	0.48%

Supplemental Data:

Net assets, end of period (000 omitted)	$155,933	$148,914	$54,995	$97,612	$72,174	$52,921

Portfolio turnover	33%	39%	6%	25%	25%	33%

1 Effective December 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the six months ended May 31, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.74	$9.56	$9.60	$9.86	$9.78	$9.76
Income From Investment Operations:
Net investment income	0.14 [1]	0.37	0.42	0.41	0.42	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.03 [1]	0.18	(0.04)	(0.26)	0.08	0.02

TOTAL FROM INVESTMENT OPERATIONS	0.17	0.55	0.38	0.15	0.50	0.45

Less Distributions:
Distributions from net investment income	(0.14)	(0.37)	(0.42)	(0.41)	(0.42)	(0.43)

Net Asset Value, End of Period	$9.77	$9.74	$9.56	$9.60	$9.86	$9.78

Total Return[2]	1.81%	5.80%	4.01%	1.54%	5.21%	4.71%

Ratios to Average Net Assets:

Expenses	0.73%[3]	0.73%	0.70%	0.65%	0.65%	0.65%

Net investment income	2.96%[1,3]	3.72%	4.37%	4.18%	4.28%	4.42%

Expense waiver/reimbursement[4]	0.31%[3]	0.43%	0.55%	0.46%	0.65%	0.63%

Supplemental Data:

Net assets, end of period (000 omitted)	$17,155	$18,955	$15,164	$28,006	$28,964	$20,298

Portfolio turnover	33%	39%	6%	25%	25%	33%

1 Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the six months ended May 31, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A and Class F Shares. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discount/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective December 1, 2001, Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2002		For the Six Months Ended 5/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Loss
Increase (Decrease)	$863	$863	$122	$863	$(985)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $5,415,994, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$1,870,398

2003	439,009

2007	2,004,917

2008	938,717

2009	162,953

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2002, the Fund had no realized gain (loss) on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2002, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at May 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	11/9/1999	$652,021

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Shares of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,069,610	$107,851,966	24,222,526	$235,686,563
Shares issued to shareholders in payment of distributions declared	122,631	1,194,341	213,816	2,075,453
Shares redeemed	(10,518,585)	(102,313,553)	(14,902,104)	(144,903,059)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	673,656	$6,732,754	9,534,238	$92,858,957

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	231,323	$2,253,571	745,379	$7,227,731
Shares issued to shareholders in payment of distributions declared	10,572	102,959	28,569	277,115
Shares redeemed	(431,611)	(4,198,693)	(414,628)	(4,005,599)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(189,716)	$(1,842,163)	359,320	$3,499,247

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	483,940	$4,890,591	9,893,558	$96,358,204

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended May 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $85,553,800 and $123,326,299, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Purchases	$68,593,173

Sales	$46,061,733

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00278-01 (7/02)

Federated Investors
World-Class Investment Manager

Federated Strategic Income Fund

A Portfolio of Federated Fixed Income Securities, Inc.

8TH SEMI-ANNUAL REPORT

May 31, 2002

Established 1994

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Strategic Income Fund

President's Message

Dear Shareholder:

Federated Strategic Income Fund was created in 1994, and I am pleased to present its eighth Semi-Annual Report. This $826 million bond fund seeks generous monthly income from three distinct bond markets--domestic high-yield bonds, U.S. corporate and government bonds, and international corporate and government bonds.1

This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 2001 through May 31, 2002. The fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Company, presents his thoughts on the bond markets, the fund's weightings, and outlook for income opportunities for shareholders. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's bond selections, and second is the publication of the fund's financial statements.

This income fund holds a strategic combination of hundreds of bonds selected by an investment management team consisting of experts in three key bond market sectors. These bond sectors historically have little correlation with one another, and shareholders are diversified in holdings around the world, including the U.S. markets. This has been a good fund to be in, particularly at a time of gradual economic improvement and when you want diversification across key bond asset classes.

Those bond sectors which are more positively correlated to the economy, notably high-yield and emerging markets, experienced positive returns as investor confidence moved forward over the six-month reporting period. Given that the fund invests in both high-yield and emerging debt markets, as well as high-quality U.S. bond markets, the reporting period proved profitable for shareholders.

1 Securities rated below investment grade generally entail greater market, credit and liquidity risk than investment-grade securities. International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Individual share class total return performance for the six-month reporting period of the fund follows.2

	Total Return	Income	Net Asset Value Increase
Class A Shares	4.85%	$0.362	$8.00 to $8.02 = 0.25%
Class B Shares	4.46%	$0.332	$8.00 to $8.02 = 0.25%
Class C Shares	4.46%	$0.332	$8.00 to $8.02 = 0.25%
Class F Shares	4.73%	$0.362	$7.99 to $8.00 = 0.13%

Thank you for your support of this diversified approach to income generation. Remember, reinvesting your monthly dividends and investing on a regular basis are a convenient ways to build your account--and to help your money grow through the benefit of compounding.3

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2002

2 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sale charge), for Class A, B, C and F shares were 0.10%, (1.04%), 3.46%, and 2.70%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not assure a profit or protect against loss in declining markets.

Joseph M. Balestrino

Senior Vice President

Federated Investment Management Corp.

Investment Review

Shareholders' Note: This fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph Balestrino, who are experts in key bond market sectors: U.S. government--Kathy Foody-Malus, Vice President, Federated Investment Management Corp.; high-yield corporate bonds--Mark E. Durbiano, Senior Vice President, Federated Investment Management Corp.; and international bonds--Robert Kowit, Senior Vice President, Federated Global Investment Management Corp.

What is the fund management's review of the six-month reporting period?

The majority of economic indicators pointed to a global recovery, although the recovery has slowed in recent months. Interest rates were generally higher for most developed bond markets. On the other hand, those bond sectors that are more positively correlated to the economy, notably high-yield and emerging markets, did experience more positive returns as investor confidence grew. Given that the fund invests in both high-yield and emerging debt markets, as well as high-quality U.S. bond markets, the six-month reporting period proved profitable for shareholders.

How did the fund perform in terms of total return and relative to its peer group?

The fund's returns were solid, reflecting a generally strong bond market environment domestically and internationally. Class A Shares posted a total return for the six-month reporting period ended May 31, 2002 of 4.85% based on net asset value. Income generated by the fund contributed to the total return. The fund's Class B, C and F shares had total returns of 4.46%, 4.46%, and 4.73%, respectively, based on net asset value.

The fund significantly outperformed the 2.54% return of its peers in the Lipper Multi-Sector Funds Category.1

Of course, income is a primary consideration for shareholders. What was the total income paid per share during the six-month reporting period?

The fund's six monthly income dividends totaled $0.362 per share for Class A Shares, $0.332 for Class B Shares, $0.332 per share for Class C Shares and $0.362 per share for Class F Shares.

What were the 30-day SEC yields for each of the fund's share classes?

The yields at the end of the reporting period were very attractive. As of May 31, 2002, the fund's 30-day SEC yields, based on net asset value, for Class A, B, C and F shares were 7.98%, 7.21%, 7.21% and 7.98%, respectively.2

1 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the category indicated. Lipper figures do not reflect sales charges.

2 The 30-day SEC yields were 7.61%, 7.21%, 7.21% and 7.90% for Class A, B, C and F shares, respectively, based on offering price.

What are the fund's top ten holdings as of May 31, 2002?

Name/Coupon/Maturity	Percentage of Net Assets
Russian Federation, Government of, 12.750% due 6/24/2008	2.9%
U.S. Treasury Bond, 12.00% due 5/15/2005	1.6%
Brazil, Government of, 12.000% due 4/15/2010	1.6%
U.S. Treasury Bond, 12.375% due 5/15/2004	1.5%
U.S. Treasury Bond, 11.625% due 11/15/2004	1.5%
U.S. Treasury Bond, 13.750% due 8/15/2004	1.3%
Ecuador, Government of, 12.000% due 11/15/2012	1.1%
Innova S De R.L., 12.857% due 4/1/2007	1.0%
Russian Federation, Government of, 8.250% due 3/31/2010	1.0%
Grupo Elektra SA de CV, 12.000% due 4/1/2008	0.9%
TOTAL	14.4%

How were the fund's assets allocated among domestic high-quality, domestic high-yield and international bonds as of May 31, 2002?

Given an economic environment that may have already bottomed, the fund is positioned in anticipation of stronger growth in the latter half of 2002 and beyond. As a result, the fund is most overweight in the domestic high-yield bond sector with 51.04% of assets, followed by the international domestic sector at 33.84% and, lastly, an underweight position of 15.12% in domestic high-quality securities.

As we begin the second half of the year, what is your outlook for the fund's three sectors?

With the backdrop of worldwide economic improvement, we believe fixed- income investors may be rewarded in the higher yielding bond sectors--namely international and domestic high-yield securities. Additionally, it is possible that interest rates may start to move higher over the coming quarters, which would hurt the highest quality bond sectors the most; thus, the fund maintains an underweighted position in the highest quality securities.

Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--9.9%
		Aerospace & Defense--0.3%
$2,000,000		Raytheon Co., 8.200%, 3/1/2006	$2,177,080

		Automotive--0.1%
775,000		General Motors Corp., MTN, 9.450%, 11/1/2011	906,409

		Banking--0.5%
1,000,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	1,025,620
2,235,051	[1,2]	Regional Diversified Funding, Sr. Note, 9.250%, 3/15/2030	2,366,201
1,000,000	[1,2]	Swedbank, Sub. Note, 7.500%, 11/29/2049	1,067,020

		TOTAL	4,458,841

		Broadcast Radio & Television--0.2%
2,000,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	2,000,420

		Cable Television--0.6%
2,500,000		CF Cable TV, Inc., Sr. Note, 9.125%, 7/15/2007	2,777,250
2,000,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,072,940

		TOTAL	4,850,190

		Chemicals & Plastics--0.3%
1,450,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	995,651
1,250,000	[1,2]	Reliance Industries Ltd., Note, 8.250%, 1/15/2027	1,294,888

		TOTAL	2,290,539

		Consumer Products--0.5%
4,000,000		Albecca, Inc., Company Guarantee, 10.750%, 8/15/2008	4,460,000

		Ecological Services & Equipment--0.4%
2,700,000	[3]	Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,934,792

		Finance - Automotive--0.2%
1,620,000		General Motors Acceptance Corp., Note, 9.000%, 10/15/2002	1,652,789

		Finance - Retail--0.3%
2,000,000		Household Finance Corp., 7.000%, 5/15/2012	2,029,840

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Financial Intermediaries--0.2%
$1,500,000		Capital One Financial, Note, 7.125%, 8/1/2008	$1,432,500

		Forest Products--0.4%
250,000		Pope & Talbot, Inc., Deb., 8.375%, 6/1/2013	235,000
3,380,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	3,457,672

		TOTAL	3,692,672

		Insurance--1.1%
500,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	486,955
1,500,000		CNA Financial Corp., Bond, 6.950%, 1/15/2018	1,273,125
1,000,000	[3]	Conseco Finance Corp., Unsecd. Note, 8.796%, 4/1/2027	285,000
3,164,000		Delphi Financial Group, Note, 8.000%, 10/1/2003	3,263,571
750,000		Delphi Funding LLC, 9.310%, 3/25/2027	562,913
2,000,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	2,051,080
500,000	[1,2]	USF&G Capital, Company Guarantee, 8.312%, 7/1/2046	496,330
500,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	492,270
500,000	[1,2]	Union Central Life Insurance Co., Note, 8.200%, 11/1/2026	499,305

		TOTAL	9,410,549

		Leisure & Entertainment--0.5%
1,000,000		International Speedway Corp., 7.875%, 10/15/2004	1,042,780
2,850,000		Paramount Communications, Inc., Deb., 8.250%, 8/1/2022	2,956,248

		TOTAL	3,999,028

		Metals & Mining--1.1%
1,000,000	[3]	Barrick Gold Corp., Deb., 7.500%, 5/1/2007	1,068,410
1,950,000		Inco Ltd., Note, 9.600%, 6/15/2022	2,073,162
2,300,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.500%, 7/15/2005	2,359,342
3,000,000		Placer Dome, Inc., Bond, 8.500%, 12/31/2045	2,567,517
1,125,000		Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005	1,167,874

		TOTAL	9,236,305

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Oil & Gas--1.2%
$1,000,000	[1,2]	EOG Company of Canada, Company Guarantee, 7.000%, 12/1/2011	$1,019,310
1,000,000		Enterprise Oil PLC, Sr. Note, 7.000%, 5/1/2018	1,061,350
1,250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	1,293,038
650,000	[3]	Pemex Project Funding Master Trust, Company Guarantee, 9.125%, 10/13/2010	717,620
1,750,000		Sun Co. Inc., Deb., 9.000%, 11/1/2024	1,944,023
1,000,000		Valero Energy Corp., 7.500%, 4/15/2032	1,020,930
2,530,000		Veritas DGC, Inc., Sr. Note, 9.750%, 10/15/2003	2,555,300

		TOTAL	9,611,571

		Printing & Publishing--0.2%
880,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	926,455
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	998,330

		TOTAL	1,924,785

		Real Estate--0.3%
2,100,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027	2,126,376
500,000		SUSA Partnership LP, Note, 8.200%, 6/1/2017	569,290

		TOTAL	2,695,666

		Retailers--0.5%
2,000,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	2,047,540
2,300,000		Shopko Stores, Inc., Sr. Note, 9.250%, 3/15/2022	1,863,000

		TOTAL	3,910,540

		Technology Services--0.2%
1,650,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	1,687,125

		Telecommunications & Cellular--0.4%
1,000,000		LCI International, Inc., Sr. Note, 7.250%, 6/15/2007	778,750
1,750,000		MetroNet Communications Corp., Sr. Note, 12.000%, 8/15/2007	288,750
625,000		MetroNet Communications Corp., Sr. Note, 10.625%, 11/1/2008	90,625
1,000,000		Qwest Capital Funding, Company Guarantee, 7.750%, 2/15/2031	695,000
1,137,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	1,219,433

		TOTAL	3,072,558

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Utilities--0.4%
$1,750,000		Homer City Funding LLC, Sr. Secd. Note, 8.734%, 10/1/2026	$1,664,222
500,000	[1,2]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.750%, 3/1/2009	511,100
550,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	482,482
1,000,000	[1,2]	Tenaga Nasional, Deb., 7.500%, 1/15/2096	783,580

		TOTAL	3,441,384

		TOTAL U.S CORPORATE BONDS (IDENTIFIED COST $77,141,060)	81,875,583

		INTERNATIONAL BONDS--30.6%
		AUSTRALIAN DOLLAR--0.2%
		Sovereign--0.2%
2,000,000		Australia, Government of, 8.750%, 8/15/2008	1,283,383

		State/Provincial--0.0%
550,000		Victoria, State of, Local Government Guarantee, 10.250%, 11/15/2006	357,122

		TOTAL AUSTRALIAN DOLLAR	1,640,505

		BRITISH POUND--0.2%
		Sovereign--0.2%
1,300,000		United Kingdom, Government of, Foreign Government Guarantee, 11.750%, 1/22/2007	1,983,336

		CANADIAN DOLLAR--0.4%
		Forest Products--0.3%
3,750,000		Avenor Inc., Deb., 10.850%, 11/30/2014	2,863,297

		Telecommunications & Cellular--0.1%
6,800,000		Microcell Telecommunications, Sr. Disc. Note, 11.125%, 10/15/2007	612,151

		TOTAL CANADIAN DOLLAR	3,475,448

		CZECH KORUNA--0.6%
		Sovereign--0.6%
146,000,000		Czech Republic, Government of, Bond, 14.850%, 2/6/2003	4,793,722

		DANISH KRONE--0.1%
		Sovereign--0.1%
5,250,000		Denmark, Government of, Bond, 8.000%, 3/15/2006	726,265

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		EURO--4.6%
		Oil & Gas--0.5%
$4,750,000	[1,2]	Petroplus Funding BV, Bond, 10.500%, 10/15/2010	$3,992,849

		Sovereign--3.7%
2,250,000		Austria, Government of, Bond, 5.625%, 7/15/2007	2,150,521
1,000,000		Austria, Government of, Bond, 6.250%, 7/15/2027	1,002,416
1,200,000		France, Government of, Bond, 8.500%, 4/25/2023	1,527,423
3,476,784		Germany, Government of, Deb., 6.250%, 1/4/2024	3,542,497
2,993,396		Greece, Government of, Bond, 8.600%, 3/26/2008	3,280,916
352,164		Greece, Government of, Floating Rate Note, 8/14/2003	329,480
1,760,821		Greece, Government of, Floating Rate Note, 9/30/2003	1,672,400
352,164		Greece, Government of, Floating Rate Note, 10/23/2003	328,296
1,731,474		Greece, Government of, Floating Rate Note, 11/26/2003	1,602,803
586,940		Greece, Government of, Floating Rate Note, 12/31/2003	556,754
476,308		Ireland, Government of, Deb., 4.000%, 4/18/2010	406,862
2,704,542		Ireland, Government of, Deb., 9.000%, 9/1/2006	2,926,687
335,696		Italy, Government of, 7.750%, 11/1/2006	349,597
387,342		Italy, Government of, 10.000%, 8/1/2003	385,944
4,699,749		Italy, Government of, Bond, 10.500%, 9/1/2005	5,159,055
1,420,254		Italy, Government of, Deb., 12.000%, 1/1/2003	1,383,822
1,361,340		Netherlands, Government of, Bond, 7.500%, 4/15/2010	1,467,301
680,670		Netherlands, Government of, Bond, 8.250%, 2/15/2007	722,203
1,247,895		Netherlands, Government of, Bond, 8.500%, 6/1/2006	1,322,881
757,275		Spain, Government of, Foreign Government Guarantee, 8.000%, 5/30/2004	755,452

		TOTAL	30,873,310

		Telecommunications & Cellular--0.4%
2,500,000		Jazztel PLC, Sr. Note, 13.250%, 12/15/2009	326,900
3,500,000		Jazztel PLC, Sr. Note (Series XW1), 14.000%, 7/15/2010	326,900
2,500,000		PTC International Finance, Company Guarantee, 11.250%, 12/1/2009	2,475,100

		TOTAL	3,128,900

		TOTAL EURO	37,995,059

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		HUNGARIAN FORINT--0.4%
		Sovereign--0.2%
$450,000,000		Hungary, Government of, Bond (Series 03/I), 13.000%, 7/24/2003	$1,803,794

		Supranational--0.2%
400,000,000		European Investment Bank (Series 3), 11.750%, 6/25/2004	1,623,830

		TOTAL HUNGARIAN FORINT	3,427,624

		NEW ZEALAND DOLLAR--0.4%
		Sovereign--0.4%
3,520,000		New Zealand, Government of, Bond, 5.500%, 4/15/2003	1,676,298
2,300,000		New Zealand, Government of, Deb., 8.000%, 11/15/2006	1,156,323

		TOTAL NEW ZEALAND DOLLAR	2,832,621

		POLISH ZLOTY--0.7%
		Sovereign--0.7%
17,750,000		Poland, Government of, Bond, 12.000%, 10/12/2003	4,554,835
4,500,000		Poland, Government of, Bond, (Series 0203), 12.000%, 2/12/2003	1,136,058

		TOTAL POLISH ZLOTY	5,690,893

		SOUTH AFRICAN RAND--0.6%
		Government Agency--0.3%
11,000,000		Lesotho Highlands Water Authority, Foreign Government Guarantee, 13.000%, 9/15/2010	1,170,901
10,000,000	[1]	Telkom SA Ltd., Foreign Government Guarantee (Series TK01), 10.000%, 3/31/2008	935,091

		TOTAL	2,105,992

		Sovereign--0.3%
10,000,000		South Africa, Government of, Bond, 12.000%, 2/28/2005	1,029,101
15,000,000		South Africa, Government of (Series 157), 13.500%, 9/15/2015	1,728,537

		TOTAL	2,757,638

		TOTAL SOUTH AFRICAN RAND	4,863,630

		SWEDISH KRONA--0.3%
		Sovereign--0.3%
10,500,000		Sweden, Government of, Bond, 8.000%, 8/15/2007	1,200,099
7,500,000		Sweden, Government of, Deb. (Series 1038), 6.500%, 10/25/2006	801,160
3,000,000		Sweden, Government of (Series 1033), 10.250%, 5/5/2003	322,310

		TOTAL SWEDISH KRONA	2,323,569

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--22.1%
		Cable & Wireless Television--1.7%
$9,000,000		Innova S De R.L., Sr. Note, 12.875%, 4/1/2007	$8,550,432
8,000,000		Satelites Mexicanos SA, Sr. Note (Series B), 10.125%, 11/1/2004	5,240,000

		TOTAL	13,790,432

		Consumer Products--0.1%
1,000,000		TM Group Holdings PLC, Sr. Note, 11.000%, 5/15/2008	1,045,000

		Industrial Products & Equipment--0.9%
7,200,000	[1,2]	Bluewater Finance Ltd., Sr. Note (Series 144A), 10.250%, 2/15/2012	7,416,000

		Oil & Gas--1.5%
4,200,000		CIA Petrolifera Marlim, Sec. Bond (Series REGS), 12.250%, 9/26/2008	4,200,000
4,200,000	[1,2]	CIA Petrolifera Marlim, Sec. Bond, 12.250%, 9/26/2008	4,210,500
3,900,000		Petrobras International Finance, Sr. Note, 9.750%, 7/6/2011	3,753,750

		TOTAL	12,164,250

		Retailers--0.9%
7,600,000	[3]	Grupo Elektra SA de CV, Sr. Note, 12.000%, 4/1/2008	7,752,000

		Sovereign--14.2%
6,000,000		Brazil, Government of, 8.875%, 4/15/2024	3,776,100
3,700,000		Brazil, Government of, 10.125%, 5/15/2027	2,547,450
5,100,000		Brazil, Government of, Bond, 11.500%, 3/12/2008	4,564,500
8,250,000	[3]	Brazil, Government of, Bond, 12.250%, 3/6/2030	6,785,625
9,112,434	[3]	Brazil, Government of, C Bond, 4.000%, 4/15/2014	6,829,769
15,100,000		Brazil, Government of, Note, 12.000%, 4/15/2010	13,363,500
4,000,000		Brazil, Government of, Unsub., 11.000%, 8/17/2040	2,956,000
2,221,000	[1,2]	Bulgaria, Government of, Bond (Series 144A), 8.250%, 1/15/2015	2,182,133
5,700,000		Colombia, Government of, Bond, 11.750%, 2/25/2020	5,657,250
12,575,000	[1]	Ecuador, Government of, Bond (Series REGS), 12.000%, 11/15/2012	9,437,538
5,500,000		Philippines, Government of, Note, 8.375%, 3/12/2009	5,732,045
2,750,000		Philippines, Government of, Note, 10.625%, 3/16/2025	3,018,125
8,200,000		Russian Federation, Government of, Unsub. Bond (Series REGS), 8.250%, 3/31/2010	8,133,580
6,500,000		Russian Federation, Government of, Unsub. Bond (Series REGS), 10.000%, 6/26/2007	6,990,100
Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Sovereign--continued
$19,450,000		Russian Federation, Government of, Unsub. Bond (Series REGS), 12.750%, 6/24/2028	$23,923,500
1,500,000		South Africa, Government of, Note, 7.375%, 4/25/2012	1,509,630
2,000,000		Turkey, Government of, Note, 11.500%, 1/23/2012	2,047,000
5,100,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	5,138,250
4,300,000		Venezuela, Government of, Bond, 9.250%, 9/15/2027	2,956,250

		TOTAL	117,548,345

		Telecommunications & Cellular--2.8%
5,000,000	[1,2]	Mobile Telesystems (Series 144A), 10.95%, 12/21/2004	5,123,250
5,000,000		Netia Holdings BV, Company Guarantee, 10.250%, 11/1/2007	825,000
8,600,000		Netia Holdings BV (Series B), 11.250%, 11/1/2007	1,419,000
6,300,000		Nuevo Grupo Iusacell SA de CV (Series REGS), 14.250%, 12/1/2006	6,016,500
3,250,000		PTC Intl Finance BV, 10.750%, 7/1/2007	3,290,625
6,500,000		Partner Communications, Sr. Sub. Note, 13.000%, 8/15/2010	6,337,500

		TOTAL	23,011,875

		TOTAL U.S. DOLLAR	182,727,902

		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $275,392,508)	252,480,574

		ASSET-BACKED SECURITIES--0.6%
		Financial Intermediaries--0.2%
2,000,000		Green Tree Financial Corp., Sub Bond (1993-4, Class B2), 8.550%, 1/15/2019	1,932,438

		Structured Product--0.4%
1,855,207	[1,2]	125 Home Loan Owner Trust (Series 1998-1A, Class B1), 9.260%, 2/15/2029	1,912,310
673,067		New Century Home Equity Loan Trust (Series 1997-NC5, Class M2), 7.240%, 10/25/2028	701,114
419,467	[1,2]	Option One Mortgage Securities Corp. (Series 2001-3, Class CTFS), 9.660%, 9/26/2031	419,780
225,965	[1]	SMFC Trust Asset-Backed Certificates (Series 1997-A 4), 6.037%, 1/20/2035	176,112

		TOTAL	3,209,316

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,167,779)	5,141,754

		U.S. GOVERNMENT AGENCIES--0.0%
		Long-Term Government Obligations--0.0%
361,954		Government National Mortgage Association, 11.000%, 9/15/2015 (IDENTIFIED COST $406,746)	404,824

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY OBLIGATIONS--8.8%
		U.S. Treasury Bonds--8.6%
$6,500,000	[3]	United States Treasury Bond, 10.750%, 2/15/2003	$6,892,730
5,500,000		United States Treasury Bond, 10.750%, 8/15/2005	6,642,405
10,550,000		United States Treasury Bond, 11.625%, 11/15/2004	12,556,399
6,800,000		United States Treasury Bond, 11.875%, 11/15/2003	7,675,908
11,000,000	[3]	United States Treasury Bond, 12.000%, 5/15/2005	13,541,770
10,910,000		United States Treasury Bond, 12.375%, 5/15/2004	12,794,593
9,000,000		United States Treasury Bond, 13.750%, 8/15/2004	10,981,350

		TOTAL	71,085,155

		U.S. Treasury Note--0.2%
1,340,000		United States Treasury Note, 4.875%, 2/15/2012	1,322,808

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $78,155,213)	72,407,963

		MUNICIPALS--0.2%
		Municipal Services--0.1%
750,000		Atlanta & Fulton County, GA, Recreation Authority, (Downtown Arena Project), Taxable Revenue Bonds (Series 1997), 7.000%, 12/1/2028	777,608
250,000		McKeesport, PA, Taxable GO UT (Series B), 1997, 7.300%, 03/1/2020	257,985

		TOTAL	1,035,593

		Real Estate--0.1%
900,000		North Central, TX, Housing Finance Corp., (Tiffany Square Apartments), Housing Revenue Bonds (Series 1999-B), 9.100%, 12/1/2014	988,011

		TOTAL MUNICIPALS (IDENTIFIED COST $1,892,355)	2,023,604

		MUTUAL FUNDS--48.6%
1,119,615		Federated Mortgage Core Portfolio	11,375,289
54,298,627		High Yield Bond Portfolio	353,484,060
2,814,134		International High Income Core Fund	30,593,401
5,490,932		Prime Value Obligations Fund, Series IS	5,490,932

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $538,652,211)	400,943,682

		PREFERRED STOCKS--0.3%
		Financial Intermediaries--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.67%	1,672,500

		Real Estate--0.1%
9,900		Prologis Trust, Cumulative Pfd. (Series C), 4.27%	492,525

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,407)	2,165,025

Shares			Value in U.S. Dollars
		WARRANTS--0.0%
		EURO--0.0%
		Telecommunications & Cellular--0.0%
3,000	[1,2,4]	Enitel ASA	$28
3,500	[4]	Jazztel PLC, Warrants, 7/15/2010	0

		TOTAL	28

		U.S. DOLLAR--0.0%
		Insurance--0.0%
2,013	[4]	Arcadia Financial Ltd., Warrants, 3/15/2007	20

		Sovereign--0.0%
250	[4]	Nigeria, Government of, Warrants, 11/15/2020	0

		TOTAL WARRANTS	48

		TOTAL INVESTMENTS (IDENTIFIED COST $978,954,279)[5]	$817,443,057

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2002, these securities amounted to $49,731,880 which represents 6.0% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $39,183,139 which represents 4.7% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Non-income producing security.

5 The cost of investments for generally accepted accounting principles ("GAAP") is $978,954,279. Cost for federal income tax purposes is $989,160,300. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $171,717,243 which is comprised of $15,386,697 appreciation and $187,103,940 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($825,780,230) at May 31, 2002.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
MTN	--Medium Term Note
SA	--Support Agreement
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $978,954,279)		$817,443,057
Cash denominated in foreign currency (identified cost $72,710)		72,932
Cash held as collateral for securities lending		32,203,946
Income receivable		11,073,667
Receivable for shares sold		1,683,652

TOTAL ASSETS		862,477,254

Liabilities:
Payable for shares redeemed	$994,060
Income distribution payable	2,741,443
Payable for collateral due to broker	32,203,946
Accrued expenses	757,575

TOTAL LIABILITIES		36,697,024

Net assets for 103,020,213 shares outstanding		$825,780,230

Net Assets Consist of:
Paid in capital		$1,044,185,028
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(162,358,458)
Accumulated net realized loss on investments and foreign currency transactions		(35,949,592)
Distributions in excess of net investment income		(20,096,748)

TOTAL NET ASSETS		$825,780,230

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($149,682,807 ÷ 18,668,943 shares outstanding)		$8.02

Offering price per share (100/95.50 of $8.02)[1]		$8.40

Redemption proceeds per share		$8.02

Class B Shares:
Net asset value per share ($601,902,457 ÷ 75,092,317 shares outstanding)		$8.02

Offering price per share		$8.02

Redemption proceeds per share (94.50/100 of $8.02)[2]		$7.58

Class C Shares:
Net asset value per share ($51,541,569 ÷ 6,427,561 shares outstanding)		$8.02

Offering price per share		$8.02

Redemption proceeds per share (99.00/100 of $8.02)[2]		$7.94

Class F Shares:
Net asset value per share ($22,653,397 ÷ 2,831,392 shares outstanding)		$8.00

Offering price per share (100/99.00 of $8.00)[1]		$8.08

Redemption proceeds per share (99.00/100 of $8.00)[2]		$7.92

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends			$17,563,188
Interest (net of foreign taxes withheld of $6,254)			21,870,844
Income allocated from partnership			1,648,553

TOTAL INCOME			41,082,585

Expenses:
Investment adviser fee		$3,499,918
Administrative personnel and services fee		309,640
Custodian fees		90,150
Transfer and dividend disbursing agent fees and expenses		341,528
Directors'/Trustees' fees		3,706
Auditing fees		9,711
Legal fees		4,699
Portfolio accounting fees		80,442
Distribution services fee--Class B Shares		2,238,434
Distribution services fee--Class C Shares		198,869
Distribution services fee--Class F Shares		61,488
Shareholder services fee--Class A Shares		186,209
Shareholder services fee--Class B Shares		746,145
Shareholder services fee--Class C Shares		66,290
Shareholder services fee--Class F Shares		30,744
Share registration costs		35,640
Printing and postage		50,173
Insurance premiums		993
Taxes		27,812
Miscellaneous		4,529

EXPENSES BEFORE ALLOCATION		7,987,120

Expenses allocated from partnership		8,994

TOTAL EXPENSES		7,996,114

Waivers and Reimbursement:
Waiver of investment adviser fee	$(275,962)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,077)
Waiver of distribution services fee--Class F Shares	(61,488)
Reimbursement of investment adviser fee	(802)

TOTAL WAIVERS AND REIMBURSEMENT		(342,329)

Net expenses			7,653,785

Net investment income			33,428,800

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,940,745
Net realized gain allocated from partnership			1,694,022
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency			(1,970,880)

Net realized and unrealized gain (loss) on investments and foreign currency transactions			2,663,887

Change in net assets resulting from operations			$36,092,687

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,428,800	$75,738,779
Net realized gain (loss) on investments and foreign currency transactions including allocation from partnership	4,634,767	(18,431,116)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,970,880)	5,098,581

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,092,687	62,406,244

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,638,795)	(12,139,585)
Class B Shares	(24,631,640)	(51,708,278)
Class C Shares	(2,150,797)	(4,617,581)
Class F Shares	(1,102,116)	(2,477,516)
Distributions from paid in capital
Class A Shares	--	(422,298)
Class B Shares	--	(1,806,875)
Class C Shares	--	(161,132)
Class F Shares	--	(85,502)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,523,348)	(73,418,767)

Share Transactions:
Proceeds from sale of shares	128,813,797	205,620,573
Net asset value of shares issued to shareholders in payment of distributions declared	16,781,364	37,249,196
Cost of shares redeemed	(129,274,535)	(212,697,861)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,320,626	30,171,908

Change in net assets	17,889,965	19,159,385

Net Assets:
Beginning of period	807,890,265	788,730,880

End of period	$825,780,230	$807,890,265

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 8.00	$ 8.10	$ 9.19	$ 9.79	$10.41	$10.47
Income From Investment Operations:
Net investment income	0.37 [1]	0.81	0.84	0.87	0.83	0.87 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01 [1]	(0.12)	(1.12)	(0.65)	(0.54)	(0.03)

TOTAL FROM INVESTMENT OPERATIONS	0.38	0.69	(0.28)	0.22	0.29	0.84

Less Distributions:
Distributions from net investment income	(0.36)	(0.76)	(0.81)	(0.82)	(0.81)	(0.87)
Distributions in excess of net investment income[3]	--	--	--	--	(0.07)	--
Distributions from paid in capital[4]	--	(0.03)	--	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)	(0.03)

TOTAL DISTRIBUTIONS	(0.36)	(0.79)	(0.81)	(0.82)	(0.91)	(0.90)

Net Asset Value, End of Period	$ 8.02	$ 8.00	$ 8.10	$ 9.19	$ 9.79	$10.41

Total Return[5]	4.85%	8.77%	(3.37)%	2.30%	2.94%	8.33%

Ratios to Average Net Assets:

Expenses	1.26%[6]	1.23%	1.19%	1.16%	1.13%	1.10%

Net investment income	8.71%[1,6]	9.93%	9.44%	8.93%	8.12%	8.40%

Expense waiver/reimbursement[7]	0.07%[6]	0.13%	0.19%	0.21%	0.24%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$149,683	$138,295	$127,397	$148,365	$141,065	$58,270

Portfolio turnover	26%	58%	60%	51%	93%	40%

1 Effective December 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term debt securities. The effect of this change for the six months ended May 31, 2002 was to decrease net investment income per share by $(0.02), increase net realized gain/loss per share by $0.02, and decrease the ratio of net investment income to average net assets from 9.27% to 8.71%. Per share, ratios and supplemental data for periods to May 31, 2002 have not been restated to reflect this change in presentation.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 8.00	$ 8.10	$ 9.19	$ 9.79	$10.40	$10.47
Income From Investment Operations:
Net investment income	0.34 [1]	0.76	0.77	0.80	0.75	0.79 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01 [1]	(0.13)	(1.12)	(0.65)	(0.53)	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.35	0.63	(0.35)	0.15	0.22	0.75

Less Distributions:
Distributions from net investment income	(0.33)	(0.71)	(0.74)	(0.75)	(0.73)	(0.79)
Distributions in excess of net investment income[3]	--	--	--	--	(0.07)	--
Distributions from paid in capital[4]	--	(0.02)	--	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)	(0.03)

TOTAL DISTRIBUTIONS	(0.33)	(0.73)	(0.74)	(0.75)	(0.83)	(0.82)

Net Asset Value, End of Period	$ 8.02	$ 8.00	$ 8.10	$ 9.19	$ 9.79	$10.40

Total Return[5]	4.46%	7.97%	(4.10)%	1.54%	2.17%	7.53%

Ratios to Average Net Assets:

Expenses	2.01%[6]	1.98%	1.94%	1.91%	1.88%	1.85%

Net investment income	7.96%[1,6]	9.18%	8.70%	8.18%	7.37%	7.67%

Expense waiver/reimbursement[7]	0.07%[6]	0.13%	0.19%	0.21%	0.24%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$601,902	$592,565	$581,077	$733,507	$689,687	$304,746

Portfolio turnover	26%	58%	60%	51%	93%	40%

1 Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term debt securities. The effect of this change for the six months ended May 31, 2002 was to decrease net investment income per share by $(0.02), increase net realized gain/loss per share by $0.02, and decrease the ratio of net investment income to average net assets from 8.52% to 7.96%. Per share, ratios and supplemental data for periods to May 31, 2002 have not been restated to reflect this change in presentation.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 8.00	$ 8.10	$ 9.19	$ 9.79	$10.41	$10.47
Income From Investment Operations:
Net investment income	0.35 [1]	0.76	0.77	0.80	0.75	0.79 [3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.00 [1,2]	(0.13)	(1.12)	(0.65)	(0.54)	(0.03)

TOTAL FROM INVESTMENT OPERATIONS	0.35	0.63	(0.35)	0.15	0.21	0.76

Less Distributions:
Distributions from net investment income	(0.33)	(0.71)	(0.74)	(0.75)	(0.73)	(0.79)
Distributions in excess of net investment income[4]	--	--	--	--	(0.07)	--
Distributions from paid in capital[5]	--	(0.02)	--	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)	(0.03)

TOTAL DISTRIBUTIONS	(0.33)	(0.73)	(0.74)	(0.75)	(0.83)	(0.82)

Net Asset Value, End of Period	$ 8.02	$ 8.00	$ 8.10	$ 9.19	$ 9.79	$10.41

Total Return[6]	4.46%	7.97%	(4.10)%	1.54%	2.18%	7.53%

Ratios to Average Net Assets

Expenses	2.01%[7]	1.98%	1.94%	1.91%	1.88%	1.86%

Net investment income	7.96%[1,7]	9.18%	8.66%	8.18%	7.37%	7.69%

Expense waiver/reimbursement[8]	0.07%[7]	0.13%	0.19%	0.21%	0.24%	0.37%

Supplemental Data

Net assets, end of period (000 omitted)	$51,542	$52,146	$52,697	$70,531	$73,509	$29,267

Portfolio turnover	26%	58%	60%	51%	93%	40%

1 Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term debt securities. The effect of this change for the six months ended May 31, 2002 was to decrease net investment income per share by $(0.02), increase net realized gain/loss per share by $0.02, and decrease the ratio of net investment income to average net assets from 8.52% to 7.96%. Per share, ratios and supplemental data for periods to May 31, 2002 have not been restated to reflect this change in presentation.

2 Per share information does not round to $0.01.

3 Per share information is based on average shares outstanding.

4 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

5 Represents a return of capital for federal income tax purposes.

6 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period:	$ 7.99	$ 8.09	$ 9.18	$ 9.79	$10.41	$10.47
Income From Investment Operations:
Net investment income	0.37 [1]	0.82	0.84	0.87	0.82	0.87 [3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.00 [1,2]	(0.13)	(1.12)	(0.66)	(0.53)	(0.03)

TOTAL FROM INVESTMENT OPERATIONS	0.37	0.69	(0.28)	0.21	0.29	0.84

Less Distributions:
Distributions from net investment income	(0.36)	(0.76)	(0.81)	(0.82)	(0.81)	(0.87)
Distributions in excess of net investment income[4]	--	--	--	--	(0.07)	--
Distributions from paid in capital[5]	--	(0.03)	--	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)	(0.03)

TOTAL DISTRIBUTIONS	(0.36)	(0.79)	(0.81)	(0.82)	(0.91)	(0.90)

Net Asset Value, End of Period	$ 8.00	$ 7.99	$ 8.09	$ 9.18	$ 9.79	$10.41

Total Return[6]	4.73%	8.78%	(3.38)%	2.20%	2.94%	8.33%

Ratios to Average Net Assets:

Expenses	1.26%[7]	1.23%	1.19%	1.16%	1.13%	1.10%

Net investment income	8.71%[1,7]	9.93%	9.42%	8.92%	8.12%	8.38%

Expense waiver/reimbursement[8]	0.57%[7]	0.63%	0.69%	0.71%	0.74%	0.86%

Supplemental Data:

Net assets, end of period (000 omitted)	$22,653	$24,885	$27,560	$34,034	$35,941	$29,762

Portfolio turnover	26%	58%	60%	51%	93%	40%

1 Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term debt securities. The effect of this change for the six months ended May 31, 2002 was to decrease net investment income per share by $(0.02), increase net realized gain/loss per share by $0.02, and decrease the ratio of net investment income to average net assets from 9.27% to 8.71%. Per share, ratios and supplemental data for periods to May 31, 2002 have not been restated to reflect this change in presentation.

2 Per share information does not round to $0.01.

3 Per share information is based on average shares outstanding.

4 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

5 Represents a return of capital for federal income tax purposes.

6 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in Federated Core Trust (the "Core Trust") which is independently managed by Federated Investment Management Company, the Fund's Adviser. The Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

The Fund may also invest in Federated Core Trust II, L.P. (the "Core Trust II"), pursuant to a separate Exemptive Order issued by the SEC. The Trust is managed independently by Federated Investment Management Company, the Fund's Adviser. The Core Trust II is a limited partnership established under the laws of the State of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The Fund may invest in emerging market fixed income securities primarily by investing in the International High Income Core Fund, a portfolio of Core Trust II. The investment objective of the International High Income Core Fund is to achieve total return on assets and high levels of income. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from International High Income Core Fund. The financial statements of International High Income Core Fund are included within this report and should be read in conjunction with the Fund's financial statements. The valuation of securities held by International High Income Core Fund is discussed in the notes to its financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purpose as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001			For the Six Months Ended 5/31/2002
	Cost of Investments	Accumulated Net Realized Loss	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Loss
Increase (Decrease)	$11,048,231	$(12,545)	$(11,035,686)	$(2,300,827)	$3,143,037	$(842,210)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $39,689,257 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$16,617,166

2008	7,257,665

2009	15,814,426

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$29,269,098	$32,203,946

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

For the six months ended May 31, 2002, the Fund had no outstanding foreign currency exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2002, the Fund had no outstanding dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at May 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates	2/4/1998	$ 303,867

Telkom SA Ltd.	6/10/1998	1,494,766

Government of Ecuador	1/17/2001	8,492,137

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for a trade date basis.

CAPITAL STOCK

At May 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class B Shares	2,000,000,000
Class C Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,543,162	$52,828,706	7,975,190	$65,651,783
Shares issued to shareholders in payment of distributions declared	511,792	4,112,234	991,947	8,120,396
Shares redeemed	(5,671,299)	(45,778,062)	(7,409,040)	(61,201,056)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,383,655	$11,162,878	1,558,097	$12,571,123

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	7,058,932	$56,917,455	13,762,113	$113,695,007
Shares issued to shareholders in payment of distributions declared	1,362,580	10,955,166	3,056,614	25,025,118
Shares redeemed	(7,413,180)	(59,714,441)	(14,492,510)	(118,865,476)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,008,332	$8,158,180	2,326,217	$19,854,649

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,297,185	$18,520,922	3,071,619	$25,184,070
Shares issued to shareholders in payment of distributions declared	162,557	1,307,758	376,293	3,096,120
Shares redeemed	(2,549,517)	(20,546,426)	(3,439,354)	(28,127,142)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(89,775)	$(717,746)	8,558	$153,048

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	68,063	$546,714	131,594	$1,089,713
Shares issued to shareholders in payment of distributions declared	50,612	406,206	125,181	1,007,562
Shares redeemed	(402,177)	(3,235,606)	(547,086)	(4,504,187)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(283,502)	$(2,282,686)	(290,311)	$(2,406,912)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,018,710	$16,320,626	3,602,561	$30,171,908

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an allocable portion of the Fund's investment adviser fee. Such allocation is based on the amount of foreign securities which FGIMC manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Purchases	$243,236,226

Sales	$196,421,449

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2002 were as follows:

Purchases	$26,255,763

Sales	$10,000,000

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Portfolio of Investments--Federated International High Income Core Fund

May 31, 2002 (unaudited)

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--9.2%
		Broadcast Radio & TV--2.6%
$1,250,000		TV Azteca SA de CV, Sr. Note, Series B, 10.50%, 2/15/2007	$1,287,131

		Container & Glass Products--1.9%
1,000,000		Vicap SA, Sr. Note, 11.375%, 5/15/2007	977,500

		Oil & Gas--2.7%
1,400,000		Petrobras International Finance, Sr. Note, 9.75%, 7/6/2011	1,347,500

		Telecommunications & Cellular--2.0%
1,000,000	[1,2]	Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	1,030,210

		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,462,125)	4,642,341

		GOVERNMENT AGENCY--1.2%
600,000		Banque Centrale de Tunisie, Unsub., 7.375%, 4/25/2012 (IDENTIFIED COST $592,182)	596,382

		SOVEREIGN GOVERNMENTS--85.6%
1,250,000		Brazil, Government of, Note, 11.50%, 3/12/2008	1,118,750
2,500,000		Brazil, Government of, Bond, 12.25%, 3/6/2030	2,056,250
1,354,551		Brazil, Government of, Brady Bond C, 8.00%, 4/15/2014	1,015,236
1,300,000		Brazil, Government of, Note, 12.00%, 4/15/2010	1,150,500
5,250,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	3,879,750
1,100,000	[1,2]	Bulgaria, Government of, Bond, 8.25%, 1/15/2015	1,080,750
600,000		Colombia, Government of, Bond, 11.75%, 2/25/2020	595,500
600,000		Dominican Republic, Government of, Bond, 9.50%, 9/27/2006	639,767
2,500,000	[1]	Ecuador, Government of, Bond, 12.00%, 11/15/2012	1,876,250
600,000	[1,2]	El Salvador, Government of, Bond, 8.25%, 4/10/2032	614,544
5,200,000		Mexico, Government of, Note, 7.50%, 1/14/2012	5,275,400
4,300,000		Mexico, Government of, Note, 8.375%, 1/14/2011	4,578,425
1,000,000		Panama, Government of, Bond, 8.875%, 9/30/2027	955,000
600,000	[1,2]	Peru, Government of, Note, 9.125%, 2/21/2012	572,400
2,625,000		Philippines, Government of, Note, 10.625%, 3/16/2025	2,880,938
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		SOVEREIGN GOVERNMENTS--continued
$2,100,000		Russia, Government of, Bond, 10.00%, 6/26/2007	$2,258,340
1,900,000		Russia, Government of, Bond, 8.25%, 3/31/2010	1,884,610
2,500,000		Russia, Government of, Unsub., 12.75%, 6/24/2028	3,075,000
2,000,000	[1]	Russia, Government of, Unsub., 5.00%, 3/31/2030	1,437,000
1,500,000		South Africa, Government of, Note, 8.50%, 6/23/2017	1,560,000
2,000,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	2,015,000
3,700,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	2,543,750

		TOTAL SOVEREIGN GOVERNMENTS (IDENTIFIED COST $43,145,567)	43,063,160

		REPURCHASE AGREEMENT--1.2%
592,000		Bank of America LLC, 1.83%, dated 5/31/2002, due 6/3/2002 (at amortized cost)	592,000

		TOTAL INVESTMENTS (IDENTIFIED COST $48,791,874)[3]	$48,893,883

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2002, these securities amounted to $6,611,154 which represents 13.1% of net assets. Included in this amount, securities which have been deemed liquid. These securities amounted to $3,297,904 which represents 6.6% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

3 The cost of investments for federal tax purposes amounts to $48,791,874. The net unrealized appreciation of investments on a federal tax basis amounts to $102,009 which is comprised of $1,122,087 appreciation and $1,020,078 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($50,298,925) at May 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities--Federated International High Income Core Fund

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $48,791,874)	$48,893,883
Cash	904
Income receivable	1,335,949
Prepaid expenses	68,189

Net assets for 4,626,747 shares outstanding	$50,298,925

Net Assets Consist of:
Paid in capital	$44,855,559
Net unrealized appreciation of investments	102,009
Accumulated net realized gain on investments	2,761,227
Undistributed net investment income	2,580,130

TOTAL NET ASSETS	$50,298,925

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$50,298,925 ÷ 4,626,747 shares outstanding	$10.87

See Notes which are an integral part of the Financial Statements

Statement of Operations--Federated International High Income Core Fund

Period Ended May 31, 2002 (unaudited)

Investment Income:
Interest		$2,594,297

Expenses:
Custodian fees	$19,216
Transfer and dividend disbursing agent fees and expenses	6,386
Directors'/Trustees' fees	117
Auditing fees	7,602
Legal fees	62,462
Portfolio accounting fees	20,968
Insurance premiums	695
Taxes	12,290
Miscellaneous	1,965

TOTAL EXPENSES	131,701

Reimbursement:
Reimbursement of other operating expenses	(117,534)

Net expenses		14,167

Net investment income		2,580,130

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		2,761,227
Net change in unrealized appreciation of investments		102,009

Net realized and unrealized gain on investments		2,863,236

Change in net assets resulting from operations		$5,443,366

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets -- Federated International High Income Core Fund

	Period Ended 5/31/2002	[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,580,130
Net realized gain on investments	2,761,227
Net change in unrealized appreciation of investments	102,009

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,443,366

Share Transactions:
Proceeds from contributions	103,222,580
Fair value of withdrawals	(58,367,021)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	44,855,559

Change in net assets	50,298,925

Net Assets:
Beginning of period	--

End of period	$50,298,925

1 For the period from January 14, 2002 (date of initial public investment) to May 31, 2002.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Federated International High Income Core Fund

(For a Share Outstanding Throughout the Period)

Period Ended 5/31/2002 [1]
Net Asset Value, Beginning of Period	$ 9.97
Income From Investment Operations:
Net investment income	0.56
Net realized and unrealized gain on investments	0.34

TOTAL FROM INVESTMENT OPERATIONS	0.90

Net Asset Value, End of Period	$10.87

Total Return[2]	8.70%

Ratios to Average Net Assets:

Expenses	0.06%[3]

Net investment income	10.05%[3]

Expense waiver/reimbursement[4]	0.46%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$50,299

Portfolio turnover	85%

1 Reflects operations for the period from January 14, 2002 (date of initial public investment) to May 31, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements -- Federated International High Income Core Fund

May 31, 2002 (unaudited)

ORGANIZATION

International High Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors.

The Fund's investment objective is to achieve total return on assets and a high level of income, by investing in an unhedged portfolio of foreign, high-yield, fixed-income securities. Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions and Tax

Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted security held at May 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Ecuador, Government of, 12.00%, 11/15/2012	1/14/2002	$1,912,500

Russia, Government of, Unsub., 5.00%, 3/31/2030	1/14/2002	1,356,160

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Contributions/Withdrawals

Contribution and Withdrawal transactions were as follows:

For the Period Ended 5/31/2002
Proceeds from contributions	$103,222,580
Fair value of withdrawals	(58,367,021)

TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	$ 44,855,559

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Co., is the Fund's investment adviser (the "Adviser") subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at anytime at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at no fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended May 31, 2002, were as follows:

Purchases	$56,194,617

Sales	$85,911,444

CONCENTRATION OF CREDIT RISK

Compared to diversified mutual funds, the Fund, may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations.

Additionally, political or economic developments may have an effect on the liquidity or volatility of portfolio securities and currency holdings.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00324-01 (7/02)